         AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1999

                                           1933 ACT REGISTRATION NO. 333-10489
                                            1940 ACT REGISTRATION NO. 811-7781
===============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549


                                   FORM N-4
                                  ----------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.
                       POST-EFFECTIVE AMENDMENT NO. 3

                                   AND/OR

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 4

                          SEPARATE ACCOUNT VA-1 OF

                THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                         (Exact Name of Registrant)

                THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             (Name of Depositor)

              #1 Franklin Square, Springfield, Illinois  62713
             (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (800) 528-2011

                                  ----------

                            ELIZABETH E. ARTHUR, ESQ.
                Associate General Counsel and Assistant Secretary
                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                #1 Franklin Square, Springfield, Illinois  62713
                     (Name and Address of Agent for Service)

                                    Copy to:
                              STEPHEN E. ROTH, ESQ.
                          SUTHERLAND ASBILL & BRENNAN LLP
                           1275 Pennsylvania Avenue, N.W.
                            Washington, D.C. 20004-2415


Title of Securities Being Registered: Interests in Flexible Payment Deferred Individual Annuity Contracts.


It is proposed that this filing will become effective:
      / / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on _________, 1999 pursuant to paragraph (b) of Rule 485
      / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 /x/ on April 30, 1999 pursuant to paragraph (a)(1) of Rule 485.

                                         COMBINATION FIXED AND VARIABLE ANNUITY
THE
     CHAIRMAN-TM-
ISSUED BY
THE AMERICAN FRANKLIN
LIFE INSURANCE COMPANY
PROSPECTUS DATED APRIL 30, 1999

FIDELITY INVESTMENTS:
VARIABLE INSURANCE PRODUCTS FUND AND
VARIABLE INSURANCE PRODUCTS FUND II
PROSPECTUS DATED APRIL 30, 1999

PRINCIPAL OFFICE OF BOTH FIDELITY FUNDS LOCATED AT:
82 DEVONSHIRE STREET
BOSTON, MASSACHUSETTS 02109

MASSACHUSETTS FINANCIAL SERVICES COMPANY:
MFS VARIABLE INSURANCE TRUST
PROSPECTUS DATED MAY 1, 1999

PRINCIPAL OFFICE LOCATED AT:
500 BOYLSTON STREET
BOSTON, MASSACHUSETTS  92116








THE CHAIRMAN IS A TRADEMARK OF THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY.

                                  THE CHAIRMAN-TM-

                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS
                                     OFFERED BY
                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                               SEPARATE ACCOUNT VA-1


HOME OFFICE:                                   ADMINISTRATIVE OFFICE:

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY   AMFLIC ANNUITY SERVICE CENTER
#1 FRANKLIN SQUARE                             P.O. BOX 4636
SPRINGFIELD, ILLINOIS  62713                   HOUSTON, TX  77210-4636
(800) 528-2011                                 (800) 200-3101 OR (713) 831-3310





          The American Franklin Life Insurance Company ("American Franklin") offers The Chairman flexible payment deferred individual annuity contracts (the "Contracts") described in this Prospectus.

          You may use the Contracts to accumulate savings on a variable basis through purchase payment investment in Divisions funded by the following mutual fund portfolios:

-    Fidelity Variable Insurance Products       -    VIPII Asset Manager
     Fund                                       -    VIPII Index 500
     -    VIP Money Market                      -    VIPII Contrafund Portfolio
     -    VIP High Income
     -    VIP Equity-Income                -    MFS Variable Insurance Trust
     -    VIP Growth                            -    MFS Emerging Growth
     -    VIP Overseas Portfolio                -    MFS Research
                                                -    MFS Growth With Income
-    Fidelity Variable Insurance Products       -    MFS Total Return
     Fund II                                    -    MFS Utilities
     -    VIPII Investment Grade Bond           -    MFS Capital Opportunities

          You may also invest purchase payments in our Fixed Account through the Contracts. This option has three different Guarantee Periods, each with its own Guaranteed Interest Rate. Special limits apply to transfers from the Fixed Account.

          We designed this Prospectus to provide you with information about the Contracts that you should know before investing. Read this Prospectus carefully and kept it for future reference. We have also filed additional information about the Contracts with the Securities and Exchange Commission in the Statement of Additional Information (the "Statement of Additional Information"). The Statement of Additional Information, dated April 30, 1999, is incorporated by reference into this Prospectus. The table of contents of the Statement of Additional Information appears at page 42 of this Prospectus. You can get a free copy of the Statement of

Additional Information by writing to American Franklin's Administrative Office at P.O. Box 4636, Houston, Texas 77210-4636, or by calling (800) 200-3101 or (713) 831-3310.

          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE CONTRACTS AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE.
 AN INVESTMENT IN A CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN A CONTRACT ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE MONEY INVESTED.

          THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE VARIABLE INSURANCE PRODUCTS FUND, THE VARIABLE INSURANCE PRODUCTS FUND II AND MFS VARIABLE INSURANCE TRUST.

                  Prospectus dated April 30, 1999
The Chairman is a trademark of The American Franklin Life Insurance Company.

                                      CONTENTS

                                                                           PAGE
                                                                           ----
Glossary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5


Fee Table. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6

Summary. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9

Financial and Performance Information. . . . . . . . . . . . . . . . .       12

American Franklin and the Separate Account . . . . . . . . . . . . . .       13

The Portfolios . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13

Voting Privileges. . . . . . . . . . . . . . . . . . . . . . . . . . .       16

The Fixed Account. . . . . . . . . . . . . . . . . . . . . . . . . . .       17

Contract Issue and Purchase Payments . . . . . . . . . . . . . . . . .       19
     Account Value . . . . . . . . . . . . . . . . . . . . . . . . . .       20
     Variable Account Value. . . . . . . . . . . . . . . . . . . . . .       20
     Fixed Account Value . . . . . . . . . . . . . . . . . . . . . . .       21

Transfer, Variable Account Asset Rebalancing, Surrenders and Transfers       21
     Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . . .       21
     Variable Account Asset Rebalancing. . . . . . . . . . . . . . . .       22
     Surrenders and Partial Withdrawals. . . . . . . . . . . . . . . .       23
     Systematic Withdrawal Plan. . . . . . . . . . . . . . . . . . . .       23

Charges Under the Contracts. . . . . . . . . . . . . . . . . . . . . .       24
     Premium Taxes . . . . . . . . . . . . . . . . . . . . . . . . . .       24
     Surrender Charge. . . . . . . . . . . . . . . . . . . . . . . . .       24
     Transfer Charges. . . . . . . . . . . . . . . . . . . . . . . . .       26
     Annual Contract Fee . . . . . . . . . . . . . . . . . . . . . . .       26
     Charge to Separate Account VA-1 . . . . . . . . . . . . . . . . .       27
     Portfolio Expenses. . . . . . . . . . . . . . . . . . . . . . . .       27
     Reduction in Surrender Charges or Administrative Charges. . . . .       27

Annuity Period and Annuity Payment Options . . . . . . . . . . . . . .       28
     Annuity Commencement Date . . . . . . . . . . . . . . . . . . . .       28
     Application of Account Value. . . . . . . . . . . . . . . . . . .       28
     Fixed and Variable Annuity Payments . . . . . . . . . . . . . . .       28
     Annuity Payment Options . . . . . . . . . . . . . . . . . . . . .       29
     Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . . .       31
     Use of Gender Based Annuity Tables. . . . . . . . . . . . . . . .       32

                                      CONTENTS

                                                                           PAGE
                                                                           ----
Death Benefit. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       32

Other Aspects of the Contracts . . . . . . . . . . . . . . . . . . . .       34
     Owners, Annuitants and Beneficiaries; Assignments . . . . . . . .       34
     Long-Term Care and Terminal Illness . . . . . . . . . . . . . . .       35
     Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       35
     Modification. . . . . . . . . . . . . . . . . . . . . . . . . . .       35
     Payment and Deferment . . . . . . . . . . . . . . . . . . . . . .       36

Federal Income Tax Matters . . . . . . . . . . . . . . . . . . . . . .       36
     Taxation of Non-Qualified Contracts . . . . . . . . . . . . . . .       37
     Taxation of Qualified Contracts . . . . . . . . . . . . . . . . .       39
     Our Income Taxes. . . . . . . . . . . . . . . . . . . . . . . . .       40
     Possible Tax Law Changes. . . . . . . . . . . . . . . . . . . . .       41

Distribution Arrangement . . . . . . . . . . . . . . . . . . . . . . .       41

Year 2000 Transition . . . . . . . . . . . . . . . . . . . . . . . . .       41

Accumulation Unit Values . . . . . . . . . . . . . . . . . . . . . . .       42

Other Information on File. . . . . . . . . . . . . . . . . . . . . . .       42

Table of Contents of Statement of Additional Information . . . . . . .       42

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION (OR ANY SALES LITERATURE APPROVED BY AMERICAN FRANKLIN) IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES AND THIS PROSPECTUS IS NOT AN OFFER IN ANY JURISDICTION TO ANY PERSON TO WHOM AN OFFER WOULD BE UNLAWFUL.

                                 GLOSSARY

ACCOUNT VALUE - the sum of an Owner's Fixed Account value and Variable Account value.

ACCUMULATION UNIT - a measuring unit used in calculating an Owner's interest in a Division of Separate Account VA-1 before the Annuity Commencement Date.

AMERICAN FRANKLIN OR WE, OUR, US - The American Franklin Life Insurance
Company.

ANNUITANT - the person named in the application for a Contract on whose life annuity payments may be based.

ANNUITY COMMENCEMENT DATE - the date on which American Franklin begins making payments under an Annuity Payment Option, unless you elect a lump-sum distribution instead.

ANNUITY PAYMENT OPTION - one of the several forms in which an Owner can ask us to make annuity payments.

ANNUITY UNIT - a measuring unit used in calculating the amount of Variable Annuity Payments.

CONTRACT ANNIVERSARY - each anniversary of the date we issue your Contract. Every Contract Anniversary is the beginning of a Contract Year.

FIXED ACCOUNT - the name of the investment alternative under which we allocate your purchase payments to American Franklin's General Account.

OWNER, YOU - the holder of record of a Contract. An employer or trustee may be the Owner of a Contract in connection with a retirement plan.

PORTFOLIO - an individual fund or series available for investment under the Contracts through one of the Divisions.

VALUATION DATE - Any day on which American Franklin's Administrative Office is open for business except, with respect to any Division, a day on which the related Portfolio does not value its shares.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the exchange on the next succeeding Valuation Date.

VARIABLE ACCOUNT - the name of the investment alternative under which we allocate your purchase payments to one or more Divisions. The return on a Division will vary, depending on the investment performance of its underlying Portfolio.

                             FEE TABLE
  TRANSACTION CHARGES

     Sales Charge Imposed on Purchases                              0%
     Maximum Surrender Charge (1)                                   6%
     (computed as a percentage of purchase payments withdrawn)
     Transfer Fee                                                  $0(2)

  ANNUAL CONTRACT FEE (3)                                          $30

  SEPARATE ACCOUNT VA-1 ANNUAL EXPENSES (as a percentage of average daily net asset value)

     Mortality and Expense Risk Charge                             1.25%
     Administrative Expense Charge                                 0.15%
                                                                   -----
                                                                   -----
         Total Separate Account VA-1 Annual Expenses               1.40%

--------------------------------
(1)  This charge does not apply or is reduced under certain circumstances.
(2) This charge is $25 for each transfer after the twelfth during each Contract Year before the Annuity Commencement Date.
(3) We don't impose this charge while we make annuity payments, and currently, if cumulative purchase payments are at least $75,000. See "Annual Contract Fee."

                The Portfolios' Annual Expenses for 1998 Fiscal Year
                      (as a percentage of average net assets)

                                                               TOTAL PORTFOLIO
                               MANAGEMENT          OTHER          OPERATING
                                  FEES           EXPENSES          EXPENSES
                               ----------        --------      ---------------
VIP Money Market .............
VIP High Income ..............
VIP Equity-Income ............
VIP Growth ...................
VIP Overseas .................
VIPII Investment Grade Bond ..
VIPII Asset Manager ..........
VIPII Index 500 ..............
VIPII Contrafund .............
MFS Emerging Growth ..........
MFS Research .................
MFS Growth With Income .......
MFS Total Return .............
MFS Utilities ................
MFS Capital Opportunities ....

EXAMPLE

If you surrender your Contract or annuitize, and pay a Surrender Charge at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


If all amounts invested in one of
the following Portfolios:             1 YEAR    3 YEARS   5 YEARS   10 YEARS
VIP Money Market ...................
VIP High Income ....................
VIP Equity-Income ..................
VIP Growth .........................
VIP Overseas .......................
VIPII Investment Grade Bond ........
VIPII Asset Manager ................
VIPII Index 500 ....................
VIPII Contrafund ...................
MFS Emerging Growth ................
MFS Research .......................
MFS Growth with Income .............
MFS Total Return ...................
MFS Utilities ......................
MFS Capital Opportunities ..........

If you do not surrender a Contract or annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

If all amounts are invested in one
of the following Portfolios:           1 YEAR    3 YEARS     5 YEARS   10 years
VIP Money Market .....................
VIP High Income ......................
VIP Equity-Income ....................
VIP Growth ...........................
VIP Overseas .........................
VIPII Investment Grade Bond ..........
VIPII Asset Manager ..................
VIPII Index 500 ......................
VIPII Contrafund .....................
MFS Emerging Growth ..................
MFS Research .........................
MFS Growth with Income ...............
MFS Total Return .....................
MFS Utilities ........................
MFS Capital Opportunities ............

     We compiled this Fee Table to help you understand the various costs and expenses that you would bear, directly or indirectly, under the Contract.
The table reflects expenses of Separate Account VA-1 and the Portfolios. In addition to the fees and expenses described below, we will deduct an amount to cover any applicable premium taxes. Premium tax rates depend on your place of residence at the time the tax is charged. Rates currently range from 0% to 3.5% and may change.

     THESE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance.

                                SUMMARY

     You should read this summary together with the other information in this Prospectus. We designed the Contracts to provide retirement benefits through the accumulation of purchase payments on a fixed or variable basis, and by the application of savings under the Contract to provide fixed or variable annuity payments.

MINIMUM INVESTMENT REQUIREMENTS

     Your initial purchase payment must be at least $5,000 (or $2,000 for IRAs and SEPs). Any subsequent purchase payment must be at least $50. If the Account Value for a Contract falls below $500, we may cancel your interest in the Contract and treat it as a full surrender. Different termination provisions apply to IRAs. We also may transfer funds from a Division (other than the VIP Money Market Division) or from a Guarantee Period, without charge, to the VIP Money Market Division if the Account Value of that Division or Guarantee Period falls below $500. See "Contract Issuance and Purchase Payments."

FLEXIBLE PREMIUM PAYMENTS

     After your initial purchase payment, you determine the frequency and the amount of purchase payments, subject to certain limits. See "Contract Issuance and Purchase Payments."

PURCHASE PAYMENT ACCUMULATION

     Purchase payments will accumulate on a variable or fixed basis, as you direct, until the Annuity Commencement Date. For variable accumulation, you may allocate purchase payments and Account Value to one or more of the 15 available Divisions of Separate Account VA-1. Each Division invests in shares of one of 15 corresponding Portfolios. See "The Portfolios." As the value of the investments in a Portfolio's shares increases or decreases, the value of accumulated purchase payments in the corresponding Division increases or decreases, subject to applicable charges and deductions. See "Variable Account Value."

     For fixed accumulation, you may allocate purchase payments and Account Value to one or more of the three Guarantee Periods currently available in the Fixed Account. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments in a Guarantee Period increases at the Guaranteed Interest Rate applicable to that Guarantee Period. See "The Fixed Account."

FIXED AND VARIABLE ANNUITY PAYMENTS

     You may elect to receive Fixed or Variable Annuity Payments, or a combination of them, starting on the Annuity Commencement Date.

     Fixed Annuity Payments are periodic payments from American Franklin which are fixed and guaranteed by American Franklin. The amount of the payments will depend on the Annuity Payment Option chosen, the age and, in some cases, sex of the Annuitant, and the total amount of Account Value applied to purchase the fixed Annuity Payment Option.

     Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment will depend on the net investment return of the Division or Divisions you choose. If the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables, the monthly payment will be greater than the previous payment. If the net investment return for a month is less than the assumed interest rate, the monthly payment will be less than the previous payment. The assumed interest rate used in the Contract's annuity tables is 3.5%. We may in the future offer other forms of Contract with a lower assumed interest rate, and we reserve the right to discontinue offering the higher interest rate form of Contract. See "Annuity Period and Annuity Payment Options."

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

     Before the Annuity Commencement Date, you may change your allocation of future purchase payments to each of the various Divisions and Guarantee Periods, without charge.

     In addition, you may reallocate Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. Transfers out of a Guarantee Period, however, are subject to limitations as to amount. For these and other terms and conditions of transfer, see "Transfer, Surrender and Partial Withdrawal of Account Value - Transfers."

     After the Annuity Commencement Date, you may transfer Account Value among the Divisions, or from a Division to a fixed Annuity Payment Option, but you cannot make transfers FROM a fixed Annuity Payment Option. See "Annuity Period and Annuity Payment Options - Transfers."

SURRENDERS, WITHDRAWALS AND CANCELLATIONS

     You may totally surrender or partially withdraw funds from a Contract at any time before the Annuity Commencement Date, by written request to us. We may assess a Surrender Charge, and you may have to pay a tax or a tax penalty. The maximum Surrender Charge (computed as a percentage of purchase payments withdrawn) is 6% of purchase payments withdrawn during the first two years after we received them. See "Surrenders and Partial Withdrawals" and "Charges Under the Contracts - Surrender Charge."

     You may cancel your Contract by delivering or mailing it, with a written cancellation request, to us before the close of business on the tenth day after you receive the Contract. (In some states, the Contract may provide for a different period.) If you cancel the Contract, we will deem it cancelled on the date of the postmark, and we will refund the Account Value plus any premium taxes and Annual Contract Fee that have been deducted. If state law requires, we will refund the greater of that amount or the amount of purchase payments.

     Surrenders, withdrawals and cancellations may have adverse tax consequences. See "Federal Tax Matters."

DEATH BENEFIT

     If the Annuitant (where there is no surviving contingent annuitant) or Owner dies before the Annuity Commencement Date, we will pay a death benefit to the beneficiary. The death benefit amount will depend on whether your Contract has a death benefit endorsement, but it will be at least the greater of the Account Value at the time we receive proof of death minus premium taxes, or the sum of all purchase payments made minus surrenders and withdrawals. See "Death Benefit."

EMPLOYEE BENEFIT OR DEFERRED COMPENSATION PLANS

     Any applicable employee benefit or deferred compensation plan may limit your rights under a Contract to surrender, take partial withdrawals, make purchase payments, and annuitize. This Prospectus doesn't describe any employee benefit or deferred compensation plans. You should learn about any retirement or deferred compensation plan that applies to your Contract. You can get more information on some employee benefit plans from the disclosure documents prepared under the Employee Retirement Income Security Act of 1974.
 We are not responsible for monitoring or assuring compliance with any retirement or deferred compensation plan.

NOTICE TO US

     Direct all communications to us to our Administrative Office. Include the Contract number, the Owner's name and, if different, the Annuitant's name.

     We deem purchase payments or other communications to be received by us on the actual date of receipt in proper form unless we receive them (1) after the close of regular trading on the New York Stock Exchange or (2) on a date that is not a Valuation Date. In either of these cases, the date of receipt is the next Valuation Date.

                      FINANCIAL AND PERFORMANCE INFORMATION

     For historical financial information on the Divisions, see "Accumulation Unit Values."

     From time to time, we may include in advertisements and other sales materials several types of performance information for the Divisions, including "average annual total return," "total return," and "cumulative total return." The VIPII Investment Grade Bond Division and the VIP High Income Division may also advertise "yield." The VIP Money Market Division may advertise "yield" and "effective yield."

     Each of these figures is based on historical information and does not represent the future performance of a Division. These performance figures also do not represent the actual experience of any particular Owner. The investment experience for each Division reflects the investment performance of the separate Portfolio funding the Division for the periods stated. For periods before the Contract became available, we may also show results by applying all applicable Contract charges and fees to the historical Portfolio performance results for those periods. Additional information about the Divisions' performance appears in the Statement of Additional Information.

     We may also advertise our ratings by independent financial rating services, such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The ratings from these three nationally-recognized rating organizations reflect the claims paying ability and financial strength of American Franklin and are NOT a rating of investment performance of the Divisions or the Contracts.

     In addition, we may include in advertisements endorsements in the form of a list of organizations, individuals or other parties that recommend American Franklin or the Contracts. American Franklin may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

     The financial statements for Separate Account VA-1 and American Franklin are located in the Statement of Additional Information. See the cover page of the Prospectus for information on how to obtain a copy of the Statement of Additional Information. The financial statements of American Franklin should be considered only as bearing on the ability of American Franklin to meet its contractual obligations under the Contracts; they do not reflect the investment performance of Separate Account VA-1.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                   AMERICAN FRANKLIN AND SEPARATE ACCOUNT VA-1

     American Franklin is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. American Franklin is a wholly-owned subsidiary of American General Corporation, 2929 Allen Parkway, Houston, Texas 77019-2155. American General, a publicly traded company whose stock is traded on the New York Stock Exchange, is one of the largest diversified financial services organizations in the United States, and its operating subsidiaries are leading providers of retirement services, consumer loans and life insurance.

     We established Separate Account VA-1 on May 22, 1996. It consists of 15 Divisions, all of which are available under the Contracts offered by this Prospectus. We have registered Separate Account VA-1 with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). This registration does not mean that the Securities and Exchange Commission supervises the management or investment policies of Separate Account VA-1. Separate Account VA-1 meets the definition of a "separate account" under federal securities laws.

     The operations of each Division of Separate Account VA-1 are part of our general operations, and the assets of Separate Account VA-1 belong to us. Obligations under the contracts are our obligations. Under Illinois law, the assets of Separate Account VA-1 equal to its reserves and other liabilities are not chargeable with liabilities arising out of any other business which we may conduct, but are held exclusively to meet our obligations under variable annuity contracts issued through Separate Account VA-1. We may transfer the excess to our general account. The income, gains, and losses, whether or not realized, from assets allocated to Separate Account VA-1, are credited to or charged against Separate Account VA-1 without regard to our other income, gains, or losses.

                              THE PORTFOLIOS

     Each Division of Separate Account VA-1 invests exclusively in shares of a specific separate investment Portfolio that is operated by one of three mutual funds (the "Funds"). The Funds sell shares of these Portfolios, without sales charges, exclusively to insurance company separate accounts and qualified plans. The three mutual funds are the VARIABLE INSURANCE PRODUCTS FUND ("VIP"); the VARIABLE INSURANCE PRODUCTS FUND II ("VIPII"); and the MFS VARIABLE INSURANCE TRUST ("AMFS Trust"). The Portfolios are listed below.

     Each of these mutual funds also offers its shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with us. We do not see any conflict between Owners of Contracts and owners of variable life insurance policies or variable annuity contracts issued by insurance companies not affiliated with American Franklin. Nevertheless, the Boards of Trustees of each of these mutual funds will monitor to identify any material irreconcilable conflicts that may develop and determine what, if any, action should be taken in response. If it becomes necessary for any separate account to replace shares of any Portfolio with another investment, the Portfolio may have to liquidate securities on a disadvantageous basis.

     Each Portfolio has a different investment objective and different investment policies. The objectives and policies of each Portfolio will affect its return and its risks. The Prospectuses and Statements of Additional Information for the Portfolios describe in detail the investment objectives, policies, restrictions and risks of the Portfolios. The Prospectuses for the Portfolios are attached to this Prospectus.

     The investment objectives and policies of some of the Portfolios may be similar to those of other funds managed by the same investment adviser. The investment results of the Portfolios, however, may be higher or lower than the results of those other funds. There can be no assurance, and we do not represent, that the investment results of any Portfolio will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser.

     Following is a summary of the policies and objectives of the Portfolios of the VIP:

     VIP MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high-quality U.S. dollar-denominated money market securities of domestic and foreign issuers.

     VIP HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high yielding, lower rated fixed-income securities, while also considering growth of capital. The Portfolio may purchase lower-quality bonds which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a discussion of the risks of investing in junk bonds, see the Prospectus for the Variable Insurance Products Fund, which is attached to this Prospectus.

     VIP EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the investment adviser will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. The Portfolio's investment adviser may also look for capital appreciation in other types of securities including bonds and preferred stocks.

     VIP OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. VIP Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

     Following is a summary of the policies and objectives of the Portfolios of the VIP II:

     VIPII INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.

     VIPII ASSET MANAGER PORTFOLIO seeks a high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

     VIPII INDEX 500 PORTFOLIO seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by Standard & Poor's 500 Composite Stock Price Index, while keeping transaction costs and other expenses low.

     VIPII CONTRAFUND PORTFOLIO seeks to increase the value of investments over the long term by investing in securities of companies that the investment adviser believes are undervalued or out of favor.

     Following is a summary of the policies and objectives of the Portfolios of the MFS Trust:

     MFS EMERGING GROWTH PORTFOLIO seeks to provide long-term growth of capital.

     MFS RESEARCH PORTFOLIO seeks to provide long-term growth of capital and future income.

     MFS GROWTH WITH INCOME PORTFOLIO seeks to provide reasonable current income and long-term growth of capital and income.

     MFS TOTAL RETURN PORTFOLIO seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

     MFS UTILITIES PORTFOLIO seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).

     MFS CAPITAL OPPORTUNITIES PORTFOLIO seeks capital appreciation.

     We do not guarantee that any Portfolio will achieve its objective. In addition, no single Portfolio or Division, by itself, constitutes a balanced investment plan.

     Except for the VIP MONEY MARKET, VIPII INVESTMENT GRADE BOND, VIPII INDEX 500 and MFS GROWTH WITH INCOME Portfolios, the Portfolios can purchase lower-quality bonds, also known as "junk bonds". Junk bonds are highly speculative. They provide poor protection for payment of principal and interest. Changes in an issuer's creditworthiness can cause greater risks of default or price changes than the risks typically associated with higher-rated securities. For a discussion of the risks of investing in junk bonds, see the Prospectuses for the Funds, which are attached to this Prospectus.

     Subject to the approval and supervision of the Funds' Boards of Trustees, Fidelity Management & Research Company ("FMR") manages the day-to-day investment operations of VIP and VIP II, and exercises overall responsibility for the investment and reinvestment of their assets. Each Portfolio of the VIP and the VIP II pays FMR a monthly fee for managing its business and investment affairs. For a description of FMR and the calculation of its fee, see the Prospectuses and Statements of Additional Information for the VIP and the VIP II.

     Subject to the policies of the Fund's Board of Trustees, Massachusetts Financial Services Company ("MFS") makes investment decisions for each Portfolio of the MFS Trust. MFS also provides the MFS Trust Portfolios with administrative services and general office facilities. MFS receives a monthly management fee for its services. For a description of MFS and the calculation of its fee, see the Prospectus of the MFS Trust.

     We and the Funds' investment advisers may agree that the investment advisers will reimburse us or our affiliates for certain costs incurred in administering the Funds as variable funding options for the Contracts. We have agreed with MFS that MFS or its affiliates will pay us a fee equal, on an annualized basis, to a percentage of the aggregate net assets of each Portfolio of the MFS Trust attributable to the Contracts and certain other variable contracts that we or our affiliates issue. This fee will not be paid by the Portfolios, their shareholders or the Owners.

     Affiliates of FMR may compensate us or our affiliates for administrative, distribution, or other services relating to the Portfolios of the Funds. Such compensation is generally based on assets of the portfolios attributable to the Contracts and certain other variable contracts that we or our affiliates issue.

     BEFORE YOU SELECT ANY DIVISION, you should carefully read the Funds' prospectuses. To obtain additional copies of the Prospectuses of the Funds, contact us.

                            VOTING PRIVILEGES

     At meetings of Portfolio shareholders, Separate Account VA-1 will vote shares of the Portfolios according to your instructions, in proportion to the shares attributable to your Contract. We will request voting instructions from Owners of Contracts that are not yet in the annuity period. (This is the period when we make annuity payments under an Annuity Payment Option.) For Contracts that are in the annuity period, we will request instructions from Annuitants or other payees, or from Owners of Section 457 Contracts.

We will determine the persons entitled to give voting instructions, and the number of their votes, as of the record date for a meeting.

     If there are shares for which we receive no instructions, or if we hold shares on our own behalf, we will vote these shares in the same proportion as the shares for which we do receive instructions.

     The number of votes you are entitled to direct for a Portfolio equals (a) your Variable Account value in that Portfolio divided by (b) the net asset value of one share of that Portfolio. We will take fractional shares into account in determining the number of votes. If you have chosen a variable Annuity Payment Option, we will calculate your votes in a similar manner, based on our liability for future Variable Annuity Payments as of the record date, the mortality assumptions and the assumed interest rate used to determine the number of Annuity Units under a Contract and the applicable value of an Annuity Unit on the record date.

     We believe that these voting instruction procedures comply with current federal securities laws and their interpretations. We reserve the right to change these procedures with any changes in the law.

                             THE FIXED ACCOUNT

     ANY PURCHASE PAYMENTS THAT YOU ALLOCATE TO A GUARANTEE PERIOD OF THE FIXED ACCOUNT OR THAT SUPPORTS FIXED ANNUITY PAYMENTS BECOMES PART OF OUR GENERAL ACCOUNT. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, WE HAVE NOT REGISTERED THE GENERAL ACCOUNT UNDER THE SECURITIES ACT OF 1933 OR AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS ABOUT THE FIXED ACCOUNT OR ABOUT FIXED ANNUITY PAYMENTS. THOSE DISCLOSURES, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS THAT REQUIRE STATEMENTS IN PROSPECTUSES TO BE ACCURATE AND COMPLETE.

     Obligations of the Fixed Account are our legal obligations and are supported by our General Account assets, which also support our obligations under other insurance and annuity contracts. American Franklin owns the investments purchased with Fixed Account funds, and Separate Account VA-1 Owners have no legal rights in those investments.

     If you allocate Account Value to the Fixed Account, you earn a Guaranteed Interest Rate, starting on the date of your allocation. This Guaranteed Interest Rate continues for the Guarantee Period you select. You can select a Guarantee Period from the Guarantee Periods that we then offer. We currently offer Guarantee Periods of one, three and five years. Each Guarantee Period has its own Guaranteed Interest Rate, which may be different from the rate for other Guarantee Periods.

     At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including accrued interest, to a new Guarantee Period of the same length, unless you have instructed us differently in writing. You can instruct us to allocate the Account Value to a different Guarantee Period, to several Guarantee Periods, or to one or more of the Divisions of Separate Account VA-1. We must receive this written request at least three Valuation Dates before the end of the Guarantee Period. If you have not given us a written allocation request, and the renewed Guarantee Period extends beyond your scheduled Annuity Commencement Date, we will contact you about your scheduled Annuity Commencement Date. If you elect to annuitize in this situation, we may waive the Surrender Charge. See "Annuity Payment Options" and "Surrender Charge."

     The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the earlier Guarantee Period. We will notify you at least 30 days and not more than 60 days before the end of any Guarantee Period. If your Account Value in a Guarantee Period is less than $500, we reserve the right, without charge, to automatically transfer the balance to the VIP Money Market Division at the end of that Guarantee Period, unless we have received in good order written instructions to transfer the balance to a Division, or to allocate the balance to a new Guarantee Period.

     We declare the Guaranteed Interest Rates from time to time at our discretion. We will notify you about the Guaranteed Interest Rate for a chosen Guarantee Period when we receive a purchase payment, you make a transfer, or a you renew a Guarantee Period. Interest rates might vary from one Guarantee Period to another because the other Guarantee Period begins on a different date, or is of a different length. Also, we may credit different rates of interest to a renewed Guarantee Period and a Guarantee Period in respect of a new Contract, an additional purchase payment or a transfer from the Variable Account that begin on the same date and are of the same length. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

     From time to time we will, at our discretion, change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period with respect to that amount, which will earn a Guaranteed Interest Rate that will continue unchanged until the end of that period. We reserve the right to change the Guarantee Periods available at any time.

     AMERICAN FRANKLIN'S MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. WE CAN NOT PREDICT OR ASSURE THE LEVEL OF ANY FUTURE GUARANTEED INTEREST RATES ABOVE THE MINIMUM GUARANTEED INTEREST RATE.

     You can get information on the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from us.

                          CONTRACT ISSUE AND PURCHASE PAYMENTS

     The minimum initial purchase payment for a Contract is $5,000 (or $2,000 for IRA or SEP Contracts). Subsequent purchase payments allocated to any Division or Guarantee Period must be at least $50. We reserve the right to change these minimums. We may waive the minimum initial purchase payment amount for a block of Contracts where the average purchase payment for the block meets the minimum requirement.

     You must apply for a Contract by filling out and signing our application form. We may agree to accept applications in other mediums or formats. If you submit a properly completed application along with a purchase payment, we will, within two business days after we receive them, either process the application, credit the purchase payment, and issue the Contract, or reject the application and return the purchase payment to you.

     If we receive an incomplete application, we will attempt to contact you to complete it. If we cannot complete the application within five business days after we receive the initial purchase payment, we will immediately return the entire initial purchase payment to you unless you have been informed of the delay and you have asked us not to return it. When your application is complete, we will credit the balance of the initial purchase payment, after deducting any charges and any applicable premium tax, to the Divisions and/or the Fixed Account according to your selection.

     We credit subsequent purchase payments as of the end of the Valuation Period in which we receive them together with any required written identifying information. We reserve the right to reject any application or purchase payment for any reason.

     If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance to the VIP Money Market Division. If your Account Value in any Division falls below $500 because of a transfer to other Divisions or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the Divisions or Fixed Account to which the transfer was made. We will waive these minimum requirements for transfers under the Variable Account Asset Rebalancing program. See "Variable Account Asset Rebalancing."

     A purchase payment begins to earn a return on the date that it is credited to a Contract. You must allocate amounts of each purchase payment to Divisions or Guarantee Periods in whole percentages on the application form. You can change these allocation percentages any time by sending written notice to us.

     If your total Account Value falls below $500, we may cancel the Contract. (In Texas, if your Account Value is less than $500 or would provide an income the initial amount of which is less than $20 per month and no purchase payments have been applied for a period of 2 full years, we may cancel the Contract upon 60 days' notice to you, and return your Account Value.) IRA annuities have different termination provisions. We will consider any cancellation to be a full surrender of the Contract. We will provide an Owner with 60 days' advance notice of any such cancellation.

     If your Account Value does not fall below $500, you are not required to make any further purchase payments. However, you may make subsequent purchase payments any time before the Annuity Commencement Date while the Owner and Annuitant are still living. Make checks for subsequent purchase payments payable to The American Franklin Life Insurance Company, and send them to us. We will also accept purchase payments by wire or by exchange from another insurance company. You can get more information about making purchase payments by either of these methods from a sales representative or from us.

     You may make purchase payments in connection with salary reduction plans only with American Franklin's agreement. Also, the following annual limits on purchase payments apply to Contracts in the categories shown:

     Contract                 Maximum Purchase Payments Per Year
     --------                 ----------------------------------
     IRA                      In general, $2,000
     SEP                      $24,500
     SIMPLE IRA               Maximum contribution allowed by law
     Section 457 Contract     In general, $7,500

ACCOUNT VALUE

     Before the Annuity Commencement Date, your "Account Value" under a Contract is the sum of your Variable Account value and your Fixed Account value, as discussed below.

VARIABLE ACCOUNT VALUE

     Your Variable Account value as of any Valuation Date before the Annuity Commencement Date equals the sum of the Variable Account values in each Division of Separate Account VA-1 on that date. The Variable Account value in a Division is the number of Accumulation Units in that Division multiplied by the value of an Accumulation Unit on that Valuation Date. WE DO NOT GUARANTEE ANY MINIMUM VARIABLE ACCOUNT VALUE. YOU BEAR THE ENTIRE RISK OF ALL INVESTMENT LOSSES OF ANY AMOUNT THAT YOU ALLOCATE TO SEPARATE ACCOUNT VA-1.

     We credit Accumulation Units to a Division when you allocate purchase payments or transfer amounts to that Division. Similarly, we cancel Accumulation Units when you transfer or withdraw amounts from a Division, and to pay certain charges under the Contract. We will credit or cancel Accumulation Units based on their value at the end of the Valuation Date on which the related amounts are being credited to or charged against the Variable Account value.

     We calculate the value of an Accumulation Unit for a Division on any Valuation Date by multiplying the prior value of that Division's Accumulation Unit by the

Division's net investment factor for the Valuation Period ending on that Valuation Date. The value of an Accumulation Unit for each Division at the start of operations was $5.00. Investment performance of a Portfolio, expenses, and deduction of charges all affect Accumulation Unit value.

     We determine the net investment factor for a Division by:

     - dividing the net asset value per share of the Portfolio shares held by the Division, as of the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Portfolio shares held by the Division during the current Valuation Period, by

     - the net asset value per share of the Portfolio shares held in the Division as of the end of the previous Valuation Period, and

     - subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

     The Fixed Account value as of any Valuation Date before the Annuity Commencement Date is the sum of the Fixed Account value in each Guarantee Period as of that date. The Fixed Account value in any Guarantee Period equals the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

     We guarantee the Fixed Account value. Therefore, we bear the investment risk of amounts you allocate to the Fixed Account. However, we may vary the Guaranteed Interest Rate for future Guarantee Periods.


TRANSFERS, VARIABLE ACCOUNT ASSET REBALANCING, SURRENDERS AND PARTIAL
WITHDRAWALS

TRANSFERS

     Starting 30 days after your Contract's issue date (and before the Annuity Commencement Date), you may transfer your Account Value among the available Divisions of Separate Account VA-1 and Guarantee Periods, subject to the conditions described below. Transfers are effective at the end of the Valuation Period in which we receive a written or telephone transfer request.

     You may make up to 12 transfers each Contact Year without charge. Each additional transfer will cost $25. You may not, during any Contract Year, transfer out of a Guarantee Period more than 25% of the Account Value that you allocated to it at its inception. This 25% limit does not apply to transfers 15 days before or after the end of the Guarantee Period to the same or to another Guarantee Period. The 25% limit also does not apply to a renewal at the end of the Guarantee Period to a different Guarantee Period of the same length.

     Subject to the above general rules concerning transfers, you may establish an automatic transfer plan, where we automatically transfer amounts from the VIP Money Market Division to one or more other Divisions, on a monthly, quarterly or semi-annual basis. These transfers will not count towards the 12 free transfers each Contract Year, and will not incur a $25 charge. You can get more information about how to establish an automatic transfer program from a sales representative or from us.

     You must authorize telephone transfers by completing a Telephone Transfer Privilege Form. If we have a properly completed form on file from whoever is entitled to make transfers, we will make transfers according to telephone instructions, subject to the terms of the Telephone Transfer Privilege authorization.

     Because we will honor telephone transfer instructions from anyone who provides correct information, there is a risk that an unauthorized person could use this service in your name, which could cost you money. We have established procedures for accepting telephone transfer instructions, which include verification of the Contract number, the identity of the caller, both the Annuitant's and Owner's names, and a form of personal identification from the caller. We will mail to the Owner a written confirmation of the transaction. We are not liable for any acts or omissions based on instructions that we reasonably believe to be genuine, including losses arising from errors in the communication of instructions.

     If several people try to make telephone transfers at the same time, or if the recording equipment malfunctions, you may not be able to make a telephone transfer when you want. If this happens, you may submit a written transfer request. Also, if the recording of a telephone request is incomplete or if we can't understand what is being said, because of equipment malfunction or for any other reason, we will not process the transaction. The phone numbers you should use for telephone transfers are (800) 200-3101, or in the Houston area, (713) 831-3310.

     The Contracts are not designed for professional market timing organizations or other entities utilizing programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policy on transfers.

VARIABLE ACCOUNT ASSET REBALANCING

     Variable Account Asset Rebalancing authorizes us to automatically transfer your Account Value among the Divisions on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date, so that the values in each Division on the transfer date correspond to a percentage allocation of the total Variable Account value

                                       -22
that you designate. You may not use Variable Account Asset Rebalancing to transfer amounts to or from any Guarantee Period.

     Variable Account Asset Rebalancing is designed to permit the exchange of Variable Account value from those Divisions that have increased in value to those Divisions that have declined in value. Over time, this method of investing may help you to purchase at lower prices and sell at higher prices. However, we cannot assure you that this actually will happen. This method does not guarantee that you will experience profits or that you will not experience losses.

     You can use Variable Account Asset Rebalancing if your Contract has an Account Value of at least $25,000 at the time we receive your application for the Program. You can apply for the Program any time, and once enrolled, you can get out of the Program any time, effective after we receive a written notice. Transfers under the Variable Account Asset Rebalancing Program will not count towards the twelve free transfers each Contract Year, and will not incur a $25 charge. See "Transfers," above.

SURRENDERS AND PARTIAL WITHDRAWALS

     Any time before your Annuity Commencement Date (and while the Annuitant is still living), you may surrender or take a partial withdrawal from your Contract. All collateral assignees of record must consent to any full surrender or partial withdrawal.

     If you make a full surrender, we will pay your Account Value as of the end of the Valuation Period in which we receive a written surrender request in good order, minus any applicable Surrender Charge, uncollected Annual Contract Fee (see "Annual Contract Fee") and applicable premium tax. You must return your Contract along with any request for a full surrender. After a full surrender, or if your Account Value falls to zero, all rights of the Owner, Annuitant or any other person with respect to the Contract will end.

     If you request a partial withdrawal, you should specify, in writing, the Divisions or Guarantee Periods from which you wish the withdrawal to be made. If you don't give us instructions, or if we can't process the withdrawal according to your instructions, we will make the withdrawal pro-rata from the Divisions and Guarantee Periods, based on your Account Value in each.
Partial withdrawal requests must be for at least $100 or, if less, for all of the Account Value. Unless you request otherwise, upon a partial withdrawal, the Accumulation Units and Fixed Account interests that are canceled will equal the amount of the withdrawal request, and we will pay you the amount of your withdrawal request less any appplicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

SYSTEMATIC WITHDRAWAL PLAN

     You may make automatic partial withdrawals, with minimum payments of $100, at periodic intervals through a systematic withdrawal program. You may choose monthly, quarterly, semi-annual or annual payment schedules, and may start, stop, increase or decrease payments, subject to the minimum payment limit. You may start taking these withdrawals as early as 30 days after the issue date of the Contract, and they may be taken from the Fixed Account or any Division, as you specify. The terms and conditions applicable to other partial withdrawals apply to systematic withdrawals, including Surrender Charges and exceptions to Surrender Charges. Systematic withdrawals may be subject to federal tax penalties and federal income tax withholding.

     You can get more information about how to establish a systematic withdrawal program from a sales representative or from us. We reserve the right to modify or terminate the procedures for systematic withdrawals at any time.

     THERE ARE CERTAIN RESTRICTIONS ON WITHDRAWALS UNDER SECTION 403(b) TAX SHELTERED ANNUITIES. If your contract was issued under the Texas Optional Retirement Program, you may not redeem it before your termination of employment in the Texas public institutions of higher education or retirement, death or reaching age 70 1/2.

     Any full surrender or partial withdrawal payment may be subject to federal income tax withholding and federal tax penalties. See "Federal Income Tax Matters."

                       CHARGES UNDER THE CONTRACTS

     We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Surrender Charge may not fully cover all of the sales and distribution expenses that we actually incur, and we may use proceeds in part from other charges, including the mortality and expense risk charge, to cover such expenses.

PREMIUM TAXES

     When applicable, we will deduct charges for premium taxes. We will make such a deduction, in accordance with applicable state law:

(1) from purchase payment(s) when we receive them; or

(2)  from your Account Value when annuity payments begin; or

(3)  from any partial withdrawal; or

(4) from proceeds payable on termination of the Contract for any other reason, including death of the Annuitant or Owner, or surrender of the Contract.

     If you owe premium tax under paragraphs 2, 3, or 4 above, we may collect reimbursement for the tax by multiplying the sum of the purchase payments being withdrawn by the applicable premium tax percentage.

     Applicable premium tax rates depend upon your then-current place of residence. Rates currently range from 0% to 3.5%, and are subject to change.

SURRENDER CHARGE

     The Surrender Charge compensates us for part of our expenses related to distributing the Contracts. We believe, however, that the amount of expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay any excess out of our general surplus.

     Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we received it. The percentage declines depending on how many years have passed since the withdrawn purchase payment was made, as follows:


               Year of
              Purchase              Surrender Charge as a
               Payment              Percentage of Purchase
              Withdrawn               Payment Withdrawn
              ---------             ----------------------
                1st                          6%
                2nd                          6%
                3rd                          5%
                4th                          5%
                5th                          4%
                6th                          4%
                7th                          2%
             Thereafter                      0%

     To compute the Surrender Charge, we will consider the earliest purchase payments to be withdrawn first, and purchase payments to be withdrawn before any amounts in excess of purchase payments are withdrawn from Account Value. We will consider the following transactions as withdrawals, for purposes of assessing the Surrender Charge: total surrender, partial withdrawal, commencement of an Annuity Payment Option, and termination due to insufficient Account Value.

     The Surrender Charge does not apply to the portion of a withdrawal or total surrender in any Contract Year that is not more than 10% of the amount of purchase payments that (a) have not previously been withdrawn and (b) have been credited to the Contract for at least one year, but not more than seven years, minus the amount of any previous withdrawals during such Contract Year. If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, purchase payments credited for 30 days or more are eligible for the 10% free withdrawal privilege.

     We also will not apply the Surrender Charge to withdrawals in the following circumstances:

- If your withdrawals exceed the cumulative amount of your purchase payments, we will not apply the Surrender Charge to the excess;

-    The Annuitant dies, at any age, after the Annuity Commencement Date;

- The Annuitant dies, at any age, before the Annuity Commencement Date, provided no contingent annuitant survives;

- Annuitization under an Annuity Payment Option involving payments for at least 10 years, or annuitization under an Annuity Payment Option involving a life contingency if the life expectancy is at least 10 years; or

- You or your Annuitant have been confined to a long-term care facility or are subject to a terminal illness (to the extent that the riders for these matters are available in the applicable state), after the first Contract Year, as set forth under "Long-Term Care and Terminal Illness."


     In Maryland, the Surrender Charge will also not apply if an annuity payment option starts at age 99.

     We may also waive the Surrender Charge for the surrender of a Contract or the withdrawal of Account Value (limited to the Variable Account value and the one year Guarantee Period) under Contracts issued to Owners who are bona-fide full-time employees of American Franklin, The Franklin Life Insurance Company or Franklin Financial Services Corporation, the principal underwriter of the Contracts. This waiver is based on the Contract Owner's status at the time the Contract was purchased.

     We will not apply the Surrender Charge to any amounts withdrawn above the amount permitted by the 10% free withdrawal privilege, described above, if you must withdraw those amounts to obtain or retain favorable tax treatment. This exception is subject to our approval.

     We will not consider a free withdrawal pursuant to any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraphs.

     Withdrawals are subject to tax, and you may have to pay a federal tax penalty on distributions if the recipient is under age 59-1/2. In addition, distributions may be subject to federal income tax withholding. See "Federal Income Tax Matters."

TRANSFER CHARGES

     The first twelve transfers in any Contract Year are free. After that, we charge $25 for each transfer. Transfers under an automatic transfer plan and the Variable Account Asset Rebalancing Program will not count toward the 12 free transfers.

ANNUAL CONTRACT FEE

     We will deduct an Annual Contract Fee of $30 from each Owner's Account Value on each Contract Anniversary before the Annuity Commencement Date. This fee compensates us for administrative expenses. We will allocate the fee among the Guarantee Periods and Divisions in proportion to the Account Value in them. (Where state law requires, we will allocate this fee among the Divisions in proportion to the Account Value in each; and, if at the time we deduct this fee, the Variable Account value is less than the Annual Contract Fee, we will waive the fee for that deduction.) If you make a full surrender of your Contract on a date other than a Contract Anniversary, we will deduct from the proceeds the entire fee for the Contract Year during which the surrender occurs. Currently, we will waive this Annual Contract Fee if cumulative purchase payments are at least $75,000. We reserve the right to waive the Annual Contract Fee under other circumstances.

CHARGE TO SEPARATE ACCOUNT VA-1

     To offset administrative expenses, and to compensate us for assuming mortality and expense risks under the Contracts, Separate Account VA-1 will incur a daily charge at an annualized rate of 1.40% of the average daily net asset value of Separate Account VA-1 attributable to the Contracts. Of this amount, .15% on an annual basis is for administrative expenses and 1.25% on an annual basis is for the assumption of mortality and expense risks.

     In assuming mortality risk, we are subject to the risk that our actuarial estimate of mortality rates may be wrong, and that Annuitants will live longer than expected, or that more Owners or Annuitants than expected will die when the death benefit that we guarantee is higher than their interests in the Contracts. In assuming expense risk, we take the risk that revenues from the expense charges under the Contracts (which we guarantee will not increase) will not cover our expense of administering the Contracts.

     We reserve the right to impose charges or establish reserves for any federal, state or local taxes that we have incurred or that we may incur, and that may be deemed attributable to the Contracts.

PORTFOLIO EXPENSES

     Each Portfolio will assess its own investment management fee and pay other expenses from the Portfolio's assets, as described in the prospectus relating to that Portfolio.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

     We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts and Section 457 Contracts in connection with employer-sponsored plans. Any such reductions will reflect differences in costs or services (due to such factors as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform) and will not unfairly discriminate against any person.

                 ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

     Subject to any limitations in a deferred compensation or employee benefit plan, you may select your Annuity Commencement Date when you apply to purchase a Contract. You can change this date any time before the start of an Annuity Payment Option by submitting a written request, subject to our approval. The Annuity Commencement Date can be any day of any month up to and including the Annuitant's 99th birthday. See "Federal Income Tax Matters."

APPLICATION OF ACCOUNT VALUE

     Except under certain qualified contracts, we will automatically apply the Variable Account value in any Division to provide Variable Annuity Payments, and the Fixed Account value to provide Fixed Annuity Payments. If you give us other written instructions at least 30 days before the Annuity Commencement Date, we will apply your Account Value in different proportions. For a Section 457 Contract, under current federal income tax rules we may have to apply both the Variable Account value in any Division and the Fixed Account value to provide Fixed Annuity Payments.

     We deduct any state and local premium taxes from the Account Value being applied to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount being applied. See "Surrender Charge." Subject to any such adjustments, your account value is applied to an Annuity Payment Option, ten days before your Annuity Commencement Date. If that day is not a Valuation Date, we will apply your Account Value to an Annuity Payment Option at the end of the next Valuation Period.

FIXED AND VARIABLE ANNUITY PAYMENTS

     Your first monthly Fixed or Variable Annuity Payment will be at least as much as the amount determined from the annuity tables set forth in the Contract, based on your Account Value being applied to provide the Fixed or Variable Annuity Payments.

     After that, the amount of each monthly Fixed Annuity Payment is fixed, and is specified by the terms of the Annuity Payment Option selected.

     We will convert the Account Value that provides Variable Annuity Payments to Annuity Units. We determine the number of your Annuity Units by dividing the first Variable Annuity Payment by the value of an Annuity Unit of the relevant Division. We will perform this calculation at the end of the tenth day before your Annuity Commencement Date, or, if that is not a Valuation Date, at the end of the next Valuation Period. The number of Annuity Units, once calculated, remains constant for any Annuitant. We determine each subsequent Variable Annuity Payment by multiplying Annuity Units by the value of an Annuity Unit as of the end of the tenth day before each payment date, or, if that is not a Valuation Date, at the end of the next Valuation Period. If the Variable Annuity Payments are based on more than one Division, we make these calculations separately for each Division.

     The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period times the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables. The value of an Annuity Unit for each Division at the start of operations was $5.00.

     If the net investment return for a Division for any month turns out to be more than the assumed interest rate in the Contract's annuity tables, a Variable Annuity Payment based on that Division will be higher than that Division's payment for the prior month. On the other hand, if the net investment return for a Division for any month is less than the assumed interest rate in the Contract's annuity tables, a Variable Annuity Payment based on that Division will be less than that Division's payment for the prior month.

ANNUITY PAYMENT OPTIONS

     You can have annuity payments made beginning on the Annuity Commencement Date under any one of the Annuity Payment Options described below. 60 to 90 days before the scheduled Annuity Commencement Date, we will notify you that your Contract is scheduled to mature, and we will ask you to pick an Annuity Payment Option. If you have not picked an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

     (1) if the scheduled Annuity Commencement Date is before the Annuitant's 99th birthday, we will extend the Annuity Commencement Date to the Annuitant's 99th birthday, subject to various state limitations; or

     (2) if the scheduled Annuity Commencement Date is the Annuitant's 99th birthday, we will pay you the Account Value, less any applicable Surrender Charge, Annual Contract Fee and premium taxes, in one lump sum.

     The tax code imposes minimum distribution requirements that affect the Annuity Payment Option and the Annuity Commencement Date in connection with Contracts that qualify under Sections 401(a), 403(a) or (b), 408(b), (k) or (p) ("Qualified Contracts"), those that do not ("Non-Qualified Contracts"), and
Section 457 Contracts. Certain Annuity Payment Options may be unavailable. See "Federal Income Tax Matters" below, and "Limitations on Annuity Payment Options" in the Statement of Additional

Information. We are not responsible for monitoring or advising Owners as to whether the minimum distribution requirements are being met unless you have asked us in writing to do so, and we have agreed.

ALTERNATIVE PAYMENT SCHEDULES. For any of the five options, you or your Annuitant may decide to receive payments on a quarterly, semi-annual or annual basis, instead of every month. We will determine the amount of each payment in a way that is consistent with how we determine monthly payments.

     You may not elect any Annuity Payment Option unless that option would provide an initial annuity payment of at least $100, where you elect only Fixed or only Variable Annuity Payments, or of at least $50 on each basis, if you elect a combination. If these minimums are not met, we will first reduce the frequency of annuity payments, and if the minimums are still not met, we will make a lump-sum payment to the Annuitant or other properly designated payee in the amount of the Account Value, less any applicable Surrender Charge, uncollected Annual Contract Fee, applicable premium tax and applicable federal income tax withholding.

     You may direct that we pay any amount due to your beneficiary under one of the options described below, subject to tax law requirements. If you do not make this choice, your beneficiary can select an option up to 60 days after your or your annuitant's death. See "Death Benefit." Your beneficiary will have all the remaining rights and powers under the Contract and will be subject to all of its terms and conditions, except that for Qualified Contracts and Section 457 Contracts, the Owner will retain those rights and powers. We will make the first annuity payment at the beginning of the second month after the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values as of the close of business ten days before we make the first annuity payment, or if that is not a Valuation Date, at the close of the next Valuation Period.

     When an Annuity Payment Option becomes effective, you must deliver your Contract to us, in exchange for a payment contract providing the option you have selected. An Annuity Payment Option may not be terminated once annuity payments have started.

FIRST OPTION - LIFE ANNUITY. We make payments monthly during the lifetime of the Annuitant, ending when the Annuitant dies. This Option offers the highest monthly annuity payments, since there is no guarantee of a minimum number of annuity payments, or provision for payments to a beneficiary when the Annuitant dies. Under this Option, the Annuitant could receive only one annuity payment if he or she died before the second annuity payment, or only two annuity payments if he or she died after the second annuity payment but before the third annuity payment, and so on.


SECOND OPTION - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN. We make payments monthly while the Annuitant lives. If the Annuitant dies and we have made payments for less than 120 months, 180 months, or 240 months (depending on the Option), we will continue making payments to your beneficiary for the rest of the period.

THIRD OPTION - JOINT AND LAST SURVIVOR LIFE ANNUITY. We make payments monthly while both the Annuitant and another payee are alive, and after one dies, during the survivor's life. Payments end when the survivor dies. There is no minimum number of guaranteed payments under this Option, so it would be possible for both the Annuitant and payee to receive only one payment if both died before the second annuity payment date, or to receive only two payments if both died after the second annuity payment but before the third, and so on.

FOURTH OPTION - PAYMENTS FOR A DESIGNATED PERIOD. We make payments monthly to the Annuitant or another payee for between 5 and 40 years, as you designate. When the Annuitant or other payee dies, we will continue payments to the beneficiary for the rest of the period. If you select Variable Annuity Payments under this Option, the designated period cannot exceed the life expectancy of the Annuitant or other payee.

     Under this option, we do not offer any mortality guarantee, even though we will assess a charge under Separate Account VA-1, partly for mortality risks. See "Charge to Separate Account VA-1."

FIFTH OPTION - PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. This Option is available only as a Fixed Annuity. We make equal monthly payments of a designated dollar amount (not less than $125, nor more than $200 per year per $1,000 of the original amount due) until the remaining balance is less than one payment. We will then pay the balance, and that will be the final payment under this Option. If the Annuitant dies, and there is a remaining balance, we will make payments to the beneficiary until the remaining balance is paid. We determine the remaining balance at the end of the month by decreasing the balance at the end of the previous month by the amount of any installment paid during the month, and by adding to the result at least 3.5% interest, compounded annually.

     Federal tax regulations may treat the fourth or fifth options as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." You also may not be able to defer taxes on subsequent earnings.

ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS - If we make Fixed Annuity Payments under one of the first three Annuity Payment Options, you (or if you have not elected a payment option, your beneficiary) may elect monthly annuity payments equal to the monthly payment available for any annuitant of the same adjusted age and sex (if applicable) as your Annuitant, based on the single payment immediate fixed annuity rates which we are then using. We provide this option to assure you that, at retirement, if we are offering a higher fixed annuity purchase rate for new single payment immediate annuity contracts than the annuity rates guaranteed by your Contract, your Annuitant or other payee can take advantage of the new rates.

TRANSFERS

     After the Annuity Commencement Date, your Annuitant or other payee can make one transfer every 180 days among the available Divisions of Separate Account VA-1, or from the Divisions to a fixed Annuity Payment Option. We will not charge anything for this transfer. We will not permit transfers from a fixed to a variable Annuity Payment

Option. If a transfer would decrease the Contract value in any Division to less than $500, we reserve the right to transfer the remaining balance in that Division. We will carry out transfers at the end of the Valuation Period during which we receive a written transfer request. We reserve the right to terminate or restrict transfers at any time.

USE OF GENDER-BASED ANNUITY TABLES

     Court decisions, particularly the United States Supreme Court's decision in ARIZONA GOVERNING COMMITTEE V. NORRIS, have held that the use of gender-based mortality tables to determine benefits under "employer-related" plans may violate Title VII of the Civil Rights Act of 1964 ("Title VII"). These cases indicate that plans sponsored by employers subject to Title VII generally may not provide different benefits for similarly-situated men and women.

     The Contracts described in this Prospectus incorporate annuity rate tables that reflect the age and sex of the Annuitant and the Annuity Option selected. Such sex-distinct tables continue to be appropriate for use, for example, under Contracts which are not purchased in connection with an "employer-related" plan subject to NORRIS (such as Individual Retirement Annuities not sponsored by an employer). However, to enable employers to comply with NORRIS, we will provide Contracts incorporating "unisex" annuity rate tables for use in connection with "employer-related" plans. You should consult a legal advisor regarding NORRIS and the Contract.

                            DEATH BENEFIT

     Under the Contracts, if the Annuitant dies before the Annuity Commencement Date, the contingent annuitant that you named in your Contract application will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and either (a) you have not designated a contingent annuitant, or (b) the contingent annuitant dies before the Annuitant dies, we will pay the Death Benefit to the beneficiary. We will determine the Death Benefit as of the date we receive due proof of death.

     Under the Contracts, we will also pay a Death Benefit to the beneficiary if the Owner (including the first to die in the case of joint Owners) of a Non-Qualified Contract dies. The tax code requires that all amounts payable under the Contract be distributed (a) within five years of the Owner's death or
(b) as annuity payments, beginning within a year of such Owner's death and continuing over a period not extending beyond the life expectancy of the designated beneficiary. If the designated beneficiary is the deceased Owner's surviving spouse, the spouse can continue the Contract as the new Owner and, if the deceased Owner was the Annuitant, as the new Annuitant.

     If any Owner is not a natural person, these requirements apply upon the death of the primary Annuitant within the meaning of the tax code. Failure to satisfy these tax code distribution requirements may result in serious adverse tax consequences. Parallel provisions of the tax code apply similar requirements to retirement and deferred compensation plans in connection with which Qualified Contracts and Section 457 Contracts are issued.

     The amount of the Death Benefit will depend on whether the Death Benefit Endorsement was issued on your Contract. If your Contract was issued prior to the approval of this Endorsement in your state of residence, your Contract will not have this Endorsement, and the Death Benefit, before the deduction of any premium taxes, will equal the Account Value, or the sum of all net purchase payments minus amounts surrendered or withdrawn, whichever amount is greater.

     If your Contract has this Endorsement, the Death Benefit, before the deduction of any premium taxes, will equal the greatest of the following amounts:

     (1) the sum of all net purchase payments minus amounts surrendered or withdrawn;

     (2)  the Account Value; or

     (3)  the Highest Anniversary Value.

     We will determine the Highest Anniversary Value as follows:

     First, we will calculate the Account Values at the end of each of the past Contract Years that occurred before the deceased's 81st birthday;

     Second, we will increase each of these Account Values by the amount of net purchase payments made since the end of such Contract Years; and

     Third, we will reduce the result by the amount of any withdrawals made since the end of such Contract Years.

     The Highest Anniversary Value will be the highest of these values and will remain the same amount after the deceased's 81st birthday. Net purchase payments are purchase payments less any premium taxes.

     We will invest Death Benefit proceeds in the Fixed Account and Separate Account VA-1 in accordance with your purchase payment allocation instructions, until we pay the proceeds or we receive new instructions from the beneficiary. We pay the death benefit in one sum within 7 days after we receive due proof of death and a written request in good order from the beneficiary as to the manner of payment (except when we can defer such payment under the 1940 Act, or under any of the Annuity Payment Options that we then offer). A beneficiary may apply death benefit proceeds to provide Variable Annuity Payments, Fixed Annuity Payments, or a combination of them.

     If you have not already done so, your beneficiary may, within 60 days after the date the Death Benefit becomes payable, elect to receive the Death Benefit in one sum or under any of the available Annuity Payment Options that satisfy the tax code's distribution requirements described above. If we do not receive any request as to the manner of payment, we will pay the Death Benefit in one sum, based on values determined at that time. If an Annuity Payment Option is selected, we will apply the Fixed Account value to provide Fixed Annuity Payments and the Variable Account value to provide Variable Annuity Payments, unless your beneficiary directs otherwise at least 30 days before the Annuity Commencement Date. For Section 457 Contracts, we will apply all Account Value to provide Fixed Annuity Payments.

     If the Owner is not an individual, the Death Benefit payable upon the death of the Annuitant before the Annuity Commencement Date will be payable only as one sum, or under the same Annuity Options and in the same manner as if an individual Owner died on the date of the Annuitant's death.

     Once we have paid the Death Benefit, the Contract ends, and we have no further obligations under it.

                         OTHER ASPECTS OF THE CONTRACTS

     Only an officer of American Franklin can agree to change or waive the provisions of any Contract. The Contracts are non-participating and are not entitled to share in any dividends, profits or surplus of American Franklin.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

     The Owner of a Contract is the Annuitant, unless you designate a different Annuitant in your application for the Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. The Annuitant and any contingent annuitant are designated in the application for a Contract, and you cannot change them afterward.

     You can designate your beneficiary and any contingent beneficiary in your application for a Contract. Subject to limits under the tax code and any governing Plan using a Qualified Contract, you may change your beneficiary or contingent beneficiary before the Annuity Commencement Date, while the annuitant is still alive. After the Annuity Commencement Date, except for a Section 457 Contract, your payee may change the beneficiary or contingent beneficiary.

     Any designation of a new beneficiary or contingent beneficiary takes effect on the date it is signed, but it will not affect any payments we make or action we take before we receive the written request. We also need the written consent of any irrevocably-designated beneficiary or contingent beneficiary before making a change. Under certain retirement programs, if you are married, you may need the consent of your spouse to designate a beneficiary other than your spouse, or to change a beneficiary to a person other than your spouse. We are not responsible for the validity of any designation of a beneficiary or contingent beneficiary.

     If no designated beneficiary or contingent beneficiary is living at the time any payment is to be made, you will be the beneficiary. If you are not then living, your estate will be the beneficiary.

     Rights under a Qualified Contract may be assigned only in certain narrow circumstances referred to in the Contract. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. Only you may assign rights under a Section 457 Contract; your Annuitant or another payee may not assign them. We are not responsible for the validity of any assignment.

     Any change in ownership rights must be made in writing, and a copy must be sent to our Administrative Office. The change will be effective on the date it was made, although we will not be bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record we have on file. An assignment or pledge of a Contract may have adverse tax consequences. See "Federal Income Tax Matters."

LONG-TERM CARE AND TERMINAL ILLNESS

     THE RIDERS DESCRIBED BELOW ARE NOT AVAILABLE IN ALL STATES, AND YOU SHOULD CONSULT A SALES REPRESENTATIVE OR US TO DETERMINE WHETHER THEY WILL APPLY. THERE IS NO SEPARATE CHARGE FOR THESE RIDERS.

     LONG-TERM CARE. Pursuant to a special Contract rider, after the first Contract Year, we will not apply a Surrender Charge on withdrawals or surrenders when you or the Annuitant are confined for 30 days or more (or within 30 days after discharge) in a hospital or state licensed in-patient nursing facility.
We must receive satisfactory written proof of such confinement.

     TERMINAL ILLNESS. This rider provides that, after the first Contract Year, we will not apply a Surrender Charge on withdrawals or surrenders if we have received a doctor's written certification that you or your Annuitant are terminally ill and not expected to live more than twelve months, and we have waived our right to a second physician's opinion or obtained a confirmatory opinion from a second physician.

REPORTS

     We will mail any reports and communications required by applicable law or regulation to you (or persons receiving payments following the Annuity Commencement Date) at the last address of record. Please send prompt written notice of any address change to us.

MODIFICATION

     We reserve the right to modify the Contract, but only if the modification:

     (i) is necessary to make the Contract or Separate Account VA-1 comply with any law or regulation to which we are subject;

     (ii) is necessary to assure continued qualification of the Contract under the tax code, or other federal or state laws relating to retirement annuities or annuity contracts;

     (iii) is necessary to reflect a change in the operation of Separate Account VA-1 or the Division(s);

     (iv) provides additional Separate Account options; or

     (v) withdraws Separate Account options.


     If we make any modification, we will notify you, or if we are making annuity payments under your Contract, we will notify your payee(s). We may also make appropriate endorsements in the Contract to reflect the modification.

PAYMENT AND DEFERMENT

     We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after we receive the written request in good order.

     We reserve the right to delay payment of any surrender, transfer, withdrawal, annuity payment or Death Benefits from a Division for any period during which

     (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings), or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;


     (b) the Securities and Exchange Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable; or

     (c) the Securities and Exchange Commission by order permits the delay for the protection of Owners.

     We reserve the right to defer payment or transfers of amounts out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system. In the case of a Death Benefit, if we do not receive a written request as to the manner of payment within 60 days after it becomes payable, we will pay any death benefit proceeds as a lump sum, normally within seven calendar days after the end of the 60 day period.

                          FEDERAL INCOME TAX MATTERS

     The following summary provides a general description of the Federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult a tax adviser for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (the "IRS").

     We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following discussion assumes that they will so qualify. Further details can be found in the Statement of Additional Information pertaining to the contracts under the heading "Tax Status of the Contracts."

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of DEFERRING tax on investment income.

     We believe that if you are a natural person you will not be taxed on increases in the Account Value of a contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of a contract's Account Value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan, generally will be treated as a distribution.) When annuity payments begin, you will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once the annuitant reaches age 59-1/2, dies or is disabled, otherwise a tax penalty of 10% may be applied against any amounts included in income.

     If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT. If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED contract.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or trust) owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the Account Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to contracts owned by natural persons.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Internal Revenue Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a owner of the contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death.
The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.

     The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     WITHDRAWALS. When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Account Value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a non-qualified contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:


     X    made on or after the taxpayer reaches age 59-1/2;

     X    made on or after the death of an owner;

     X    attributable to the taxpayer's becoming disabled; or

     X made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a contract, the designation of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

     Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

     INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Sections 219 and 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or 100% of adjusted gross income. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits.

     SIMPLE IRAS under Section 408(p) of the Code may also be used in connection with variable annuity contracts. Simple IRAs allow employees to defer a percentage of annual compensation up to $6,000 to a retirement plan, provided the sponsoring employer makes matching or non-elective contributions. The penalty for a distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, rather than the usual 10%.

     SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS may be established by employers under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

     CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract.

     TAX-SHELTERED ANNUITIES under Section 403(b) of the Code permit public schools and other eligible employers to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to Social Security taxes. Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed prior to age 59-1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     DEFERRED COMPENSATION PLANS may be established under Code section 457 by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations.

     OTHER TAX ISSUES. You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the contract comports with IRA qualification requirements.

     Qualified contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

     Distributions generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. You will be provided the opportunity to elect not to have tax withheld from distributions.

OUR INCOME TAXES

     At the present time, we make no charge for any Federal, state or local taxes (other than the charge for state and local premium taxes) that we incur that may be attributable to the investment divisions of the separate account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the separate account or the contracts.

     Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

                          DISTRIBUTION ARRANGEMENT

     Franklin Financial Services Corporation ("Franklin Financial"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation, and American Franklin, are both wholly-owned subsidiaries of The Franklin Life Insurance Company. Franklin Financial is the principal underwriter of the Contracts under a Sales Agreement between Franklin Financial and Separate Account VA-1.
Pursuant to the Sales Agreement, Franklin Financial pays certain sales expenses for distribution of the Contracts. We pay surrender charge amounts that we collect to Franklin Financial.

     Franklin Financial's registered representatives earn commissions on the sale of the Contracts of up to 4.75% of purchase payments, and annual trail commissions at an annual rate of 0.25% on Variable Account values.

     Franklin Financial is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

     From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensations.

                             YEAR 2000 TRANSITION

     INTERNAL SYSTEMS. American Franklin's ultimate parent, American General Corporation (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts are therefore being undertaken by its key business units with centralized oversight. Each business unit, including American Franklin, has developed and is implementing a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans vary, the plans include the following activities: (1) perform an inventory of American Franklin's information technology and non-information technology systems; (2) assess which items in the inventory may expose American Franklin to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready;
(4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations. As of December 31, 1998, substantially all of American Franklin's critical systems are Year 2000 ready and have been returned to operations. However, activities (3) through (5) for certain systems are ongoing, with vendor upgrades expected to be received during the first half of 1999.

     THIRD PARTY RELATIONSHIPS. American Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which American Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that American Franklin exercises less, or no, control over Year 2000 readiness. American Franklin has developed a plan to assess and attempt to mitigate the risks associated with the potential failure of third parties to achieve Year 2000 readiness. The plan includes the following activities: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of December 31, 1998, AGC has identified and assessed approximately 700 critical third party dependencies, including those relating to American Franklin. A more detailed evaluation will be completed during the first quarter 1999 as part of American Franklin's contingency planning efforts. Due to the various stages of third parties' Year 2000 readiness, American Franklin's testing activities will extend through 1999.

     CONTINGENCY PLANS. American Franklin has commenced contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, include the following activities: (1) evaluate the consequences of failure of business processes with significant exposure to Year 2000 risk; (2) determine the probability of a year 2000-related failure for those processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for those processes that rank high in consequence and probability of failure; and (4) complete the application action plans. American Franklin is currently developing contingency plans and expects to substantially complete all contingency planning activities by April 30, 1999.

     RISKS AND UNCERTAINTIES. Based on its plans to make internal systems ready for Year 2000, to deal with third party relationships, and to develop contingency actions, American Franklin believes that it will experience at most isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on American Franklin future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and American Franklin is not able to predict a most reasonably likely worst case scenario. If conversion of American Franklin's internal systems is not completed on a timely basis (due to non-performance by significant third-party vendors, lack of qualified personnel to perform the Year 2000 work, or other unforeseen circumstances in completing American Franklin's plans) or if critical third parties fail to achieve Year 2000 readiness on a timely basis, the Year 2000 issues could have a material adverse impact on American Franklin's operations following the turn of the century.

     COSTS. Through December 31, 1998 American Franklin has incurred, and anticipates that it will continue to incur, costs for internal staff, third-party vendors, and other expenses to achieve Year 2000 readiness. These costs are not passed to the divisions of the Account. The cost of activities related to Year 2000 readiness has not had a material adverse effect on American Franklin's results of operations or financial condition. In addition, American Franklin has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with American Franklin's normal accounting policies.


                              ACCUMULATION UNIT VALUES

            (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                               SEPARATE ACCOUNT VA-1

                          CONDENSED FINANCIAL INFORMATION

                                 [TO BE PROVIDED.]


                             OTHER INFORMATION ON FILE

     A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contracts discussed in this Prospectus. Not all of the information set forth in the Registration Statement and its exhibits has been included in this Prospectus. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the Securities and Exchange Commission.

     A Statement of Additional Information is available from us on request. Its contents are as follows:


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


General Information. . . . . . . . . . . . . . . . . . . . . . . . . .        2
Regulation and Reserves. . . . . . . . . . . . . . . . . . . . . . . .        2
Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3
Principal Underwriter. . . . . . . . . . . . . . . . . . . . . . . . .        3
Administration of the Contracts. . . . . . . . . . . . . . . . . . . .        3
Legal Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4
Tax Status of the Contracts. . . . . . . . . . . . . . . . . . . . . .        4
Limitations on Annuity Payment Options . . . . . . . . . . . . . . . .        4
   A.  Limitations on Choice of Annuity Payment Option . . . . . . . .        4
Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . .        7
   A.  Gender of Annuitant . . . . . . . . . . . . . . . . . . . . . .        7
   B.  Misstatement of Age or Sex and Other Errors . . . . . . . . . .        7
Change of Investment Adviser or Investment Policy. . . . . . . . . . .        8
Performance Data for the Divisions . . . . . . . . . . . . . . . . . .        8
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .       11
Index to Financial Statements. . . . . . . . . . . . . . . . . . . . .      F-1


                               THE CHAIRMAN-TM-
                      INDIVIDUAL RETIREMENT ANNUITY (IRA)
                             DISCLOSURE STATEMENT

                                  INTRODUCTION

     THIS DISCLOSURE STATEMENT IS DESIGNED FOR PRESENT OWNERS OF IRAs ISSUED BY THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY.

     This Disclosure Statement is not part of a contract but contains general and standardized information which must be furnished to each person who is issued an Individual Retirement Annuity. Please refer to the contract to determine specific rights and obligations thereunder.

                                   REVOCATION

     If you are purchasing a new or rollover IRA, then if for any reason you, as a recipient of this Disclosure Statement, decide within 20 days from the date your policy is delivered to you that you do not desire to retain your IRA, written notification to the Company must be mailed, together with your policy, within that period. If such notice is mailed within 20 days, all contributions, without adjustments for any applicable sales commissions or administrative expenses, will be refunded.

MAIL NOTIFICATION OF REVOCATION AND YOUR CONTRACT TO:

               The American Franklin Life Insurance Company
               AMFLIC Annuity Service Center
               P.O. Box 4636
               Houston, Texas  77210-4636
               (Phone No. (800) 200-3101).

                                  ELIGIBILITY

     You are eligible to contribute to an IRA for each year before the year in which you reach age 70-1/2 if you received compensation from employment, earnings from self-income or alimony. In addition, for each year before the year when your spouse reaches age 70-1/2, you can contribute to a separate IRA for your spouse, provided that you and your spouse file a joint income tax return.


                              CONTRIBUTION LIMITS


     The total amount you may contribute to an IRA each year is limited to the lesser of $2,000 or 100% of your eligible compensation. If you open a separate IRA for your lower-earning spouse, the annual contribution limit to that IRA is the lesser of (1) $2,000 or (2) 100% of both spouses' combined compensation minus any contribution to the higher-earning spouse's IRA or Roth IRA. A maximum of $4,000 may be contributed for each tax year to both your and your spouse's IRAs or Roth IRAs (only $2,000 in each IRA or Roth IRA). Any contribution that you make to your or your spouse's IRA must be made by the due date, not including extensions, for filing your federal income tax return for the year (generally, April 15 of the following year).


     Note that rollover contributions (described below), if properly made, do not count toward your maximum annual contribution; nor do they affect your deduction limits, described below.


                       DEDUCTIONS FOR IRA CONTRIBUTIONS


     If neither you, nor your spouse, is an active participant (see A. below), you may make a contribution to your IRA and your spouse's IRA for that year, up to the maximum described above, and take a deduction for the entire amount contributed.

     If you (or your spouse, if married) are an active participant, but you have an adjusted gross income (AGI) (or, if married, a combined AGI) below a certain level (see B. below), you may still make a deductible contribution. However, if your AGI (or, if married, combined AGI) is above the specified level, the amount of the deductible contribution you may make to an IRA will be phased down and eventually eliminated.


A.   ACTIVE PARTICIPANT

     You are an "active participant" for a year if you are covered by a retirement plan. You are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a salary reduction arrangement (such as a tax sheltered annuity arrangement or a 401(k) plan), a Simplified Employee Pension program (SEP) or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

     You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans, you may be an active participant even if you were only with the employer for part of the year.

     You are not considered an active participant if you are covered in a plan only because of your service as 1) an Armed Forces Reservist for less than 90 days of active service, or 2) a volunteer firefighter covered for firefighting service by a government plan. Of course, if you are covered in any other plan, these exceptions do not apply.

     If you are married, filed a separate tax return, and did not live with your spouse at any time during the year, your spouse's active participation will not affect your ability to make deductible contributions.

B.   ADJUSTED GROSS INCOME (AGI)

     If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return, you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

     In 1998, if you are single, your Threshold AGI Level is $30,000. The Threshold Level if you are married and file a joint tax return is $50,000, and if you are married but file a separate tax return or lived apart from your spouse for the entire year, the Threshold Level is $0. The chart below shows the Threshold Levels for 1999 and later years.




          Year                Single        Married - Filing Jointly
          ----                ------        ------------------------
          1999                $31,000             $51,000
          2000                $32,000             $52,000
          2001                $33,000             $53,000
          2002                $34,000             $54,000
          2003                $40,000             $60,000
          2004                $45,000             $65,000
          2005                $50,000             $70,000
          2006                $50,000             $75,000
          2007 and later      $50,000             $80,000

     If your AGI is less than $10,000 above your Threshold Level (or, for married taxpayers starting in 2007, if AGI is less than $20,000 above your Threshold Level), you will still be able to make a deductible contribution, but the deduction will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI - Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction per individual is $2,000.


     You can estimate your Deduction Limit by using the calculation below.
(Your Deduction Limit may be slightly higher if you use this formula rather than the table provided by the IRS. For married joint filers starting in 2007, substitute $20,000 for $10,000 in the equation.):

   $10,000 - Excess AGI
--------------------------   x Maximum Allowable Deduction = Deduction Limit
     $10,000

You must round up the result to the next highest $10 level (the next highest number which ends in zero). For example, if the result is $1,525, you must round it up to $1,530. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

     If your spouse is an active participant, but you are not, and you are married filing jointly, your deduction begins to phase out at AGI between $150,000 and $160,000. If you are married filing jointly and either you or your spouse was an Active Participant, you must separately determine the IRA deduction that applies to the contributions that you make to your and your spouse's IRA. If you were divorced or legally separated (and did not remarry) before the end of the year, you cannot deduct any contributions you made to your spouse's IRA. After a divorce or legal separation, you can deduct only the contributions you made to your own IRA and your deductions are subject to the adjusted gross income limit under the rules for single individuals.


EXAMPLES OF DEDUCTIBILITY OF IRA CONTRIBUTIONS:


Example 1:     Ms. Smith, a single person, is an active participant and has an
               AGI of $37,619. She calculates her 1999 deductible IRA contribution as follows:


Her AGI is $37,619
Her Threshold Level is $31,000
Her Excess AGI is (AGI - Threshold Level) or ($37,619-$31,000) = $6,619 Her Maximum Allowable Deduction is $2,000

So, her IRA deduction limit is:

          $ 10,000 - $6,619
          ---------------------  x $2,000 = $676 (rounded to $680)
                  $10,000


Example 2:     Mr. and Mrs. Young file a joint tax return.  Each spouse earns more than $2,000 and one is an active participant. They have a combined AGI of $55,255. They may each contribute to an IRA and calculate their 1999 deductible contributions to each IRA as follows:


Their AGI is $55,255
Their Threshold Level is $51,000
Their Excess AGI is (AGI - Threshold Level) or ($55,255 - $51,000) = $4,255 The Maximum Allowable Deduction for each spouse is $2,000

So, each spouse may compute his or her IRA deduction limit as follows:

          $ 10,000 - 4,255
          -------------------  x $2,000 = $1,149 (rounded to $1,150)
                 $10,000


Example 3:     Mr. Jones, a married person, files a separate tax return and is an active participant. He has $25,000 of compensation. He cannot make a deductible contribution to an IRA because a married taxpayer who files separately, or who is treated as filing separately, cannot deduct any contribution to an IRA where his AGI exceeds $10,000.


                         NON-DEDUCTIBLE CONTRIBUTIONS TO IRAS


     Even if you are above the Threshold Level and thus may not make a deductible contribution of $2,000, you may still contribute up to the lesser of 100% of compensation or $2,000 to an IRA. The amount of your contribution which is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxed until taken out of your IRA and distributed to you.

     If you make a non-deductible contribution to an IRA, you must report the amount of the non-deductible contribution to the IRS on Form 8606 as a part of your tax return for the year.

     You may make a $2,000 contribution at any time during the year, if your compensation for the year will be at least $2,000, without having to know how much will be deductible. When you fill out your return, you may then figure out how much is deductible.

     You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the non-deductible amount, or to leave it in the IRA and designate that portion as a non-deductible contribution on your tax return.

                                 IRA DISTRIBUTIONS

     Generally, IRA distributions which are not rolled over (see "Rollover IRA Rules," below) are included in your gross income in the year they are received. Non-deductible IRA contributions, however, are made using income which has already been taxed (that is, they are not deductible contributions). Thus, the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRA(s) will consist of a non-taxable portion (return of non-deductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings). Special tax rules applicable to lump sum distributions from tax qualified retirement plans are not applicable to IRA distributions.

     Thus, you may not take a distribution which is entirely tax-free. The following formula is used to determine the non-taxable portion of your distributions for a taxable year:

   Remaining Non-Deductible Contributions
   --------------------------------------------------  x Total Distributions = Nontaxable Distributions
   Year-End Total IRA Balances                             (for the year)           (for the year)

     To figure the year-end total IRA balance, you treat all of your IRAs as a single IRA. This includes all regular IRAs (whether accounts or annuities), as well as Simplified Employee Pension (SEP) IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

Example:  An individual makes the following contributions to his or her IRA(s).

          Year              Deductible          Non-Deductible
          ----              ----------          --------------
          1986                $2,000                    0
          1987                 1,800                    0
          1990                 1,000               $1,000
          1992                   600                1,400
                              ------               ------
                              $5,400               $2,400


Deductible Contributions:                    $5,400
Non-Deductible Contributions:                 2,400
Earnings on IRAs:                             1,200
                                             ------
Total Account Balance of IRA(s) as of
12/31/95 (including distributions in 1995):  $9,000

     In 1995, the individual takes a distribution of $3,000. The total account balance in the IRAs on 12/31/95 plus 1995 distributions is $9,000. The non-taxable portion of the distributions for 1995 is figured as follows:

Total non-deductible contributions                             $2,400
                                                              ---------  x $3,000 = $810
Total account balance in the IRAs, plus distributions          $9,000

     Thus, $810 of the $3,000 distribution in 1995 will not be included in the individual's taxable income. The remaining $2,190 will be taxable for 1995.

     ROLLOVER IRA RULES

1.   IRA TO IRA

     You may withdraw, tax-free, all or part of the assets from an IRA and reinvest or rollover such assets in one or more IRAs. The rollover must be completed within 60 days of the withdrawal. No IRA deduction is allowed for the rollover. If you make such a rollover, you may not make another rollover from an IRA to another IRA for at least 365 days after the original rollover is made. (However, you can instruct an IRA custodian to transfer amounts directly to another IRA custodian; such a direct transfer does not count as a rollover.) Amounts required to be distributed, such as because the individual has reached age 702, may not be rolled over.

2.   EMPLOYER PLAN DISTRIBUTIONS TO IRA

     All taxable distributions (known as "eligible rollover distributions") from qualified pension, profit-sharing, stock bonus and tax sheltered annuity plans may be rolled over to an IRA, with the exception of (1) annuities paid over a life or life expectancy, (2) installments for a period of ten years or more, and
(3) required minimum distributions under Code Section 401(a)(9).

     Rollovers may be accomplished in two ways. First, you may elect to have an eligible rollover distribution paid directly to an IRA (a "direct rollover"). Second, you may receive the distribution directly and then, within 60 days of receipt, roll the amount over to an IRA. However, any amount that you elect not to have distributed as a direct rollover will be subject to 20 percent income tax withholding, and, if you are younger than age 592, may result in a 10% excise tax on any amount of the distribution that is included in income. Questions regarding distribution options should be directed to your Plan Trustee or Plan Administrator, or may be answered by consulting IRS Regulations Sections 1.401(a)(31)-1, 1.402(c)-2 and 31.3405(c)-1.

     If you combine eligible rollover distributions from a qualified retirement plan or tax-sheltered annuity with regular IRA contributions, you will be prohibited from rolling the assets which originated from the qualified retirement plan or tax-sheltered annuity into a subsequent employer's plan. You may want to open separate IRAs to keep regular IRA contributions separate from eligible rollover distributions.

                        PENALTIES FOR PREMATURE DISTRIBUTIONS

     If you receive a distribution from your IRA before you reach age 59-1/2, an additional tax of 10 percent will be imposed under Code Section 72(t), unless the distribution (a) occurs because of your death or disability, (b) is received as a part of a series of substantially equal payments over your life or life expectancy, or the life expectancies of you and your beneficiary(ies), (c) is received as a part of a series of substantially equal payments over the lives or life expectancy of you and your designated beneficiary, (d) is contributed to a rollover IRA (or, if the amount consisted of just eligible rollover contributions and earnings from a qualified plan or tax-sheltered annuity, to a qualified plan or a tax-sheltered annuity, respectively) if the rollover is completed within 60 days following the withdrawal; (e) to pay for medical expenses which exceed 7.5% of your adjusted gross income, (f) to pay for health insurance for an individual who has separated from employment and who has received unemployment compensation under a federal or state program of at least 12 weeks, (g) for qualified first-time homebuyer expenses of you or certain family members, or (h) for qualified higher education expenses of you or certain family members. "Qualified first-time homebuyer expenses" are withdrawals of up to $10,000 from an IRA that are used within 120 days of distribution for the cost to acquire, construct or reconstruct a principal residence for yourself, your spouse, or your or your spouse's child or grandchild (including customary settlement, financing or closing costs). "Qualified higher education expenses" include tuition, fees, books, supplies and equipment that is required for you, your spouse, or your or your spouse's child or grandchild for enrollment and attendance at a post-secondary institution. Room and board is a qualifying higher education expense if the student is attending at least half-time.

                               MINIMUM DISTRIBUTIONS

     Under the rules set forth in Code Section 408(b)(3) and Section 401(a)(9), you may not leave the funds in your contract indefinitely. Certain minimum distributions are required. These required distributions may be taken in one of two ways: (a) by withdrawing the balance of your contract by a "required beginning date," usually April 1 of the year following the date at which you reach age 70-1/2; or (b) by withdrawing periodic distributions of the balance in your contract by the required beginning date. These periodic distributions may be taken over (a) your life; (b) the lives of you and your designated beneficiary; (c) a period not extending beyond your life expectancy; or (d) a period not extending beyond the joint life expectancy of you and your designated beneficiary. Additional distribution rules apply if you die before you have withdrawn the entire balance of your IRA.

     If you do not satisfy the minimum distribution requirements, then, pursuant to Code Section 4974, you may have to pay a 50% excise tax on the amount not distributed as required that year.

     The foregoing minimum distribution rules are discussed in detail in IRS Publication 590, "Individual Retirement Arrangements."

                                   WITHHOLDING


     Unless you elect not to have withholding apply, any distribution from your IRA will be subject to withholding. Generally, 10% of the amount of the distribution will be withheld. At the time of distribution, you will be notified that you may choose whether or not to have withholding from a distribution.

                                     REPORTING

     You are required to report penalty taxes due on excess contributions, excess accumulations, excess distributions, premature distributions, and prohibited transactions. Currently, IRS Form 5329 is used to report such information to the Internal Revenue Service.

                                PROHIBITED TRANSACTIONS

     Neither you nor your beneficiary may engage in a prohibited transaction, as that term is defined in Code Section 4975. If you or your beneficiary engage in a prohibited transaction with respect to your IRA, the account will lose its tax exemption and you will be required to include the fair market value of your IRA in gross income for the taxable year in which you or your beneficiary engage in such a prohibited transaction.

     Borrowing any money from (or by use of) this IRA would, under Code Section 408(e)(3), cause the contract to cease to be an Individual Retirement Annuity and would result in the fair market value of the annuity being included in the owner's gross income in the taxable year in which such loan is made.

     Use of this contract as security for a loan, if such loan were otherwise permitted, would, under Code Section 408(e)(4), cause the portion so used to be treated as a taxable distribution includable in your gross income for the year during which the contract is so used.

     Any amounts which are included in your taxable income as a result of any prohibited transaction, borrowing or use as security for a loan may also result in the 10% premature distribution penalty.

                                  EXCESS CONTRIBUTIONS

     Code Section 4973 imposes a six percent excise tax as a penalty for an excess contribution to an IRA. An excess contribution is the excess of the deductible and nondeductible amounts contributed by the Owner to all IRAs (including Roth IRAs) for that year over the lesser of his or her taxable compensation or $2,000. If the excess contribution plus any net income attributable thereto is not withdrawn by the due date of your tax return (including extensions) you will be subject to the penalty. Earnings on any excess contributions that are timely withdrawn are taxable in the year the excess contribution was made and may be subject to the 10% premature distribution penalty if you are less than age 59-1/2 (see above).


                                       ESTATE TAX


     Your IRA will be included in your estate and will be subject to estate tax, although certain credits or deductions may be available. Your designation of a beneficiary for your IRA is not treated as a gift for gift tax purposes.

                                      IRS APPROVAL

     Your contract and IRA endorsement have been approved by the Internal Revenue Service as a tax qualified Individual Retirement Annuity. Such approval by the Internal Revenue Service is a determination only as to the form of the annuity and does not represent a determination of the merits of such annuity.

     This disclosure statement is intended to provide an overview of the applicable tax laws relating to Individual Retirement Annuities. It is not intended to constitute a comprehensive explanation as to the tax consequences of your IRA. As with all significant transactions such as the establishment or maintenance of, or withdrawal from an IRA, appropriate tax and legal counsel should be consulted. Further information may also be acquired by contacting your IRS District Office or consulting IRS Publication 590.

                                       PROSPECTUS

                                     THE CHAIRMAN-TM-

                       COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                                       OFFERED BY

                         THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                     #1 FRANKLIN SQUARE
                                 SPRINGFIELD, ILLINOIS  62713



                        Complete and return this form to:

The American Franklin Life Insurance Company
AMFLIC Annuity Service Center
P.O. Box 4636
Houston, Texas  77210-4636
(800) 200-3101


Please send me the Statement of Additional Information dated April 30, 1999 for Separate Account VA-1.

        ------------------------------------------------------------------
                                       (Name)

        ------------------------------------------------------------------
                                      (Street)

        ------------------------------------------------------------------
        (City)                         (State)                   (Zip Code)

                             SEPARATE ACCOUNT VA-1 OF
                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY

                                  THE CHAIRMAN-TM-
                  Combination Fixed And Variable Annuity Contracts
                                     Offered by
                    THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                  #1 Franklin Square, Springfield, Illinois  62713
                                   (800) 528-2011

                        STATEMENT OF ADDITIONAL INFORMATION


                                Dated April 30, 1999


     This Statement of Additional Information is not a prospectus. It should be read with the Prospectus for Separate Account VA-1 of The American Franklin Life Insurance Company ("Separate Account VA-1") concerning The Chairman flexible payment deferred individual annuity Contracts investing in certain mutual fund portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and MFS Variable Insurance Trust, dated April 30, 1999. A copy of the Prospectus for the Contracts, and any supplements thereto, may be obtained by contacting The American Franklin Life Insurance Company ("American Franklin") at its Administrative Office located at 2727-A Allen Parkway 3-50, Houston, Texas 77019-2191; mailing address - P.O. Box 4636, Houston, Texas 77210-4636; telephone numbers - (800) 200-3101 or (713) 831-3310. An Owner has the option of receiving benefits on a fixed basis through American Franklin's Fixed Account or through American Franklin's Separate Account VA-1. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Glossary."



                           TABLE OF CONTENTS

General Information. . . . . . . . . . . . . . . . . . . . . . . . . .        2
Regulation And Reserves. . . . . . . . . . . . . . . . . . . . . . . .        2
Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3
Principal Underwriter. . . . . . . . . . . . . . . . . . . . . . . . .        3
Administration Of The Contracts. . . . . . . . . . . . . . . . . . . .        3
Legal Matters. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4
Tax Status Of The Contracts. . . . . . . . . . . . . . . . . . . . . .        4
Limitations On Annuity Payment Options . . . . . . . . . . . . . . . .        4
     A.  Limitations On Choice Of Annuity Payment Option . . . . . . .        4
Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . .        7
     A.  Gender Of Annuitant . . . . . . . . . . . . . . . . . . . . .        7
     B.  Misstatement Of Age Or Sex And Other Errors . . . . . . . . .        7
Change Of Investment Adviser Or Investment Policy. . . . . . . . . . .        8
Performance Data For The Divisions . . . . . . . . . . . . . . . . . .        8
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . .       11
Index To Financial Statements. . . . . . . . . . . . . . . . . . . . .      F-1

                                GENERAL INFORMATION

     American Franklin is a legal reserve stock life, accident and health insurance company organized under the laws of the State of Illinois in 1981. American Franklin is a wholly-owned subsidiary of The Franklin Life Insurance Company ("The Franklin"). The Franklin is a legal reserve stock life insurance company organized under the laws of the State of Illinois in 1884. The Franklin issues individual life insurance, annuity and accident and health insurance policies, group annuities and group life and health insurance and offers a variety of whole life, life, retirement income and level and decreasing term insurance plans. Its home office is located at #1 Franklin Square, Springfield, Illinois 62713.

     The Franklin is a wholly-owned subsidiary of AGC Life Insurance Company ("AGC Life"). American General Corporation ("American General") owns all of the outstanding shares of common stock of AGC Life. The address of AGC Life is American General Center, Nashville, Tennessee 37250-0001. The address of American General is 2929 Allen Parkway, Houston, Texas 77019-2155. American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans and life insurance.
American General was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

                            REGULATION AND RESERVES

     American Franklin is subject to regulation and supervision by the insurance departments of the states in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. American Franklin's operations and accounts are subject to periodic examination by insurance regulatory authorities.

     Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed up to prescribed limits for insurance contract losses, if covered, incurred by insolvent companies. The amount of any future assessments of American Franklin under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

     Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the business of insurance. Also, both the executive and legislative branches of the federal government have under consideration various insurance regulatory matters, which could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on American Franklin would be.

     Pursuant to state insurance laws and regulations, American Franklin is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if American Franklin were to incur claims or expenses at rates significantly higher than expected, for example, due to acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                                      EXPERTS

     The statement of net assets as of December 31, 1998 and the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 1998 and the period from February 28, 1997 (date of inception) to December 31, 1997 of Separate Account VA-1, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The financial statements of American Franklin at December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. Such financial statements referred to above are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                            PRINCIPAL UNDERWRITER

     Franklin Financial Services Corporation ("FFSC") is the principal underwriter with respect to the Contracts. FFSC also serves as principal underwriter to Franklin Life Variable Annuity Fund A, Franklin Life Variable Annuity Fund B, Franklin Life Money Market Variable Annuity Fund C, which offer interests in variable annuities, and Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies, each of which is an investment company registered under the Investment Company Act of 1940. FFSC, a Delaware corporation, is a wholly-owned subsidiary of The Franklin and a member of the National Association of Securities Dealers, Inc. During 1998 and 1997, commissions in the amount of $5,234,337.20 and $1,740,597.96 were paid on the Contracts.

     The securities offered pursuant to the Contracts are offered on a continuous basis.

                           ADMINISTRATION OF THE CONTRACTS

     While American Franklin has primary responsibility for all administration of the Contracts, American General Life Companies ("AGLC") has agreed pursuant to a services agreement among American General Corporation and almost all of its subsidiaries to provide all administrative services in connection with the Contracts, including the issuance of the Contracts and the maintenance of Owners' records. American Franklin and AGLC are parties to the services agreement. Pursuant to such agreement, American Franklin reimburses AGLC for the costs and expenses which AGLC incurs in providing such administrative services in connection with the Contracts, but neither American Franklin nor AGL incurs a loss or realizes a profit by reason thereof. During 1998 and 1997, $265,992 and $4,750 was paid by American Franklin to AGLC for these services. American Franklin's ability to administer the Contracts could be adversely affected should AGLC terminate or be unable to continue providing administrative services pursuant to the services agreement.


                                    LEGAL MATTERS


     Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters.


                              TAX STATUS OF THE CONTRACTS


     Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


     DIVERSIFICATION REQUIREMENTS. Federal tax laws require that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.


     OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate purchase payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

                     LIMITATIONS ON ANNUITY PAYMENT OPTIONS

A.   Limitations on Choice of Annuity Payment Option

     Described below are certain limitations on Annuity Payment Options based on American Franklin's current understanding of the distribution rules generally applicable to Non-Qualified Contracts, Section 457 Contracts and to Qualified Contracts. Various questions exist, however, about the application of the distribution rules to distributions from the Contracts and their effect on Annuity Payment Option availability thereunder.

     The Internal Revenue Service has proposed regulations relating to required distributions from Section 457 Plans and Qualified Plans. These proposed regulations may limit the availability of the Annuity Payment Options for Contracts issued in connection with such plans. The proposed regulations are generally effective for calendar years after 1984; persons contemplating the purchase of a Contract should consult a qualified tax advisor concerning the effect of the proposed regulations on the Annuity Payment Option or Options he or she is contemplating.

     FIRST OPTION -- LIFE ANNUITY. Under Qualified Contracts, if the Annuitant dies before Annuity payments have commenced, this Annuity Payment Option is available to the Beneficiary only if the Beneficiary is an individual designated in the Contract and distributions to the Beneficiary begin not later than one year after the date of the Annuitant's death (except that distributions to a designated Beneficiary who is the surviving spouse of the Annuitant need not commence earlier than the date on which the Annuitant would have attained age 70-1/2). If the surviving spouse of the Annuitant is the designated Beneficiary and such surviving spouse dies before Annuity payments to such spouse have commenced, the surviving spouse generally will be treated as the Annuitant for purposes of the distribution requirements.

     Under Non-Qualified Contracts, if any Owner dies before Annuity payments have commenced, this Annuity Payment Option is available to a non-spouse designated Beneficiary only if the Beneficiary is an individual designated in the Contract and distributions to the designated Beneficiary begin not later than one year after the date of the Owner's death (or the substituted surviving spouse's death, as the case may be). If the surviving spouse of the Owner is the designated Beneficiary, the distribution requirements are applied as if the surviving spouse was the Owner.

     Under Section 457 Contracts, if the Annuitant dies before Annuity payments have commenced, this Annuity Payment Option is not available to the Beneficiary unless the designated Beneficiary is the surviving spouse of the Annuitant and distributions to the designated Beneficiary begin not later than the later of
(i) one year after the date of the Annuitant's death or (ii) the date on which the Annuitant would have attained age 70 1/2.

     SECOND OPTION -- LIFE ANNUITY WITH PAYMENT FOR A FIXED TERM OF YEARS. Under Qualified Contracts, this Annuity Payment Option is available only if the selected period does not extend beyond the life expectancy of the Annuitant (or the joint life expectancies of the Annuitant and his or her designated Beneficiary). Further, if the

Annuitant dies before Annuity payments have commenced, this Annuity Payment Option is not available to a Beneficiary unless (i) the Beneficiary is an individual designated in the Contract, (ii) the selected period does not extend beyond the life expectancy of the designated Beneficiary and (iii) the distribution to the designated Beneficiary commences not later than one year after the date of the Annuitant's death (except that distributions to a designated Beneficiary who is the surviving spouse of the Annuitant need not commence earlier than the date on which the Annuitant would have attained age 70-1/2). If the surviving spouse of the Annuitant is the designated Beneficiary and the surviving spouse dies before Annuity payments to such spouse have commenced, the surviving spouse generally will be treated as the Annuitant for purposes of the distribution requirements. This Annuity Payment Option is available in connection with Individual Retirement Annuities or in connection with Section 403(b) annuity purchase plans only if certain minimum distribution incidental benefit requirements of the proposed regulations are met.

     Under Non-Qualified Contracts, if any Owner dies before Annuity payments have commenced, this Annuity Payment Option is available to a non-spouse designated Beneficiary only if the Beneficiary is an individual designated in the Contract, distributions to the designated Beneficiary begin not later than one year after the date of the Owner's death (or the substituted surviving spouse's death, as the case may be), and the selected period does not extend beyond the life expectancy of the designated Beneficiary. If the surviving spouse of the deceased Owner is the designated Beneficiary, the distribution requirements are applied as if the surviving spouse was the Owner.

     Under Section 457 Contracts, this Annuity Payment Option is not available unless the selected period does not extend beyond the life expectancy of the Annuitant (or the joint life expectancy of the Annuitant and his or her designated Beneficiary who is an individual designated in the Contract). Further, if the Annuitant dies before Annuity payments have commenced, this Annuity Payment Option is not available to the Beneficiary unless (a) the designated Beneficiary is the surviving spouse of the Annuitant, (b) the selected period does not extend beyond the life expectancy of the designated Beneficiary and (c) distributions to the designated Beneficiary begin not later than the later of (i) one year after the date of the Annuitant's death or (ii) the date on which the Annuitant would have attained age 70-1/2. This Annuity Payment Option is also not available under Section 457 Contracts unless certain minimum distribution rules similar to the minimum distribution incidental benefit requirements of proposed regulations are met.

     THIRD OPTION -- JOINT AND LAST SURVIVOR LIFE ANNUITY. Under Section 457 Contracts and Qualified Contracts, this Annuity Payment Option is available only if the secondary annuitant is the spouse of the Annuitant or if certain minimum distribution incidental benefit requirements of the proposed regulations are met. Further, if the Annuitant dies before Annuity payments have commenced, this Annuity Payment Option is not available to a Beneficiary. Under Non-Qualified Contracts, if any Owner dies before Annuity payments have commenced, this Annuity Payment Option is available only if the designated Beneficiary is the surviving spouse of the deceased Owner.

     FOURTH OPTION -- INCOME PAYMENTS FOR A FIXED TERM OF YEARS. Under Qualified Contracts, this Annuity Payment Option is available only if the limitations described in the Second Option, above, applicable to such Qualified Contracts, are satisfied, except that this Annuity Payment Option is otherwise available to a designated Beneficiary where the Annuitant dies before Annuity payments have commenced if the designated period does not exceed a period that terminates five years after the death of the Annuitant or the substituted surviving spouse, as the case may be. In addition, this Annuity Payment Option is not available if the number of years in the selected period over which Annuity payments would otherwise be paid plus the attained age of the Annuitant at the Annuity Commencement Date would exceed 95.

     Under Non-Qualified Contracts this Annuity Payment Option is not available to a Beneficiary where the Annuitant dies before Annuity payments have commenced, unless either the limitations described in the Second Option, above, applicable to such Non-Qualified Contracts are satisfied, or the selected period does not exceed a period that terminates five years after the death of the Annuitant or the substituted surviving spouse, as the case may be.

     Under Section 457 Contracts this Annuity Payment Option is not available unless the limitations described in the Second Option, above, applicable to
Section 457 Contracts, are satisfied. This Annuity Payment Option is also available to a designated Beneficiary where the Annuitant dies before Annuity payments have commenced if the designated period does not exceed a period that terminates five years after the death of the Annuitant. If the surviving spouse of the Annuitant is the designated Beneficiary and the surviving spouse dies before Annuity payments to such spouse have commenced, the surviving spouse will be treated as the Annuitant for purposes of the preceding sentence. In addition, this Annuity Payment Option is not available if the number of years in the selected period over which Annuity payments would otherwise be paid plus the attained age of the Annuitant at the Annuity Commencement Date would exceed 95.

     FIFTH OPTION - PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. This Annuity Payment Option is not available to a Beneficiary under a Non-Qualified Contract where the Annuitant dies before Annuity payments have commenced, unless the amount selected results in a distribution period which either satisfies the limitations described in the Second Option, above, applicable to Non-Qualified Contracts, or which terminates not more than five years after the death of the Annuitant or the substitute surviving spouse, as the case may be.

                                  ANNUITY PAYMENTS

A.   GENDER OF ANNUITANT

     When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

     However, there will be no differences between males and females in any jurisdiction, including Montana, where such differences are not permitted. American Franklin will also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

B.   MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

     If the age or sex of an Annuitant has been misstated to American Franklin, the benefits payable will be those which the purchase payments paid would have purchased at the correct age and sex. If American Franklin made any overpayments because of incorrect information about age or sex, or any error or miscalculation, American Franklin will deduct the overpayment from the next payment or payments due. American Franklin will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the assumed interest rate used in the Contract's annuity tables.

              CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

     Unless otherwise required by law or regulation, neither the investment adviser to any Fund nor any investment policy may be changed without the consent of American Franklin. If required, approval of or change of any investment objective will be filed with the insurance department of each state where a Contract has been delivered. The Owner (or, after annuity payments start, the payee) will be notified of any material investment policy change that has been approved. Owners will be notified of any investment policy change prior to its implementation by Separate Account VA-1 if such Owners' consent or vote is required for such change.

                     PERFORMANCE DATA FOR THE DIVISIONS

     American Franklin may provide investment results for each of the available Divisions of Separate Account VA-1. Such results are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Owner. The investment experience for each Division will reflect the investment performance of the separate investment Portfolio then funding such Division for the periods stated.

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

     Each Division's average annual total return quotation will be computed in accordance with a standard method prescribed by the Securities and Exchange Commission. The average annual total return for a Division for a specific period is found by first taking a hypothetical $1,000 investment in the Division's Accumulation Units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable Surrender Charge that may be imposed at the end of the period as well as all other recurring charges and fees applicable under the Contract to all Owner accounts. Such other charges and fees include the mortality and expense risk charge, the administrative expense charge, and a pro rata portion of the Annual Contract Fee for the relevant period. Any premium taxes will not be reflected. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage.

                     AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/98




                  DIVISION                       1 YEAR        FROM INCEPTION*
 Fidelity VIP Equity-Income
 Fidelity VIP Growth

 Fidelity VIP High Income

 Fidelity VIP Money Market

 Fidelity VIP Overseas

 Fidelity VIPII Asset Manager

 Fidelity VIPII Contrafund

 Fidelity VIPII Index 500

 Fidelity VIPII Investment Grade Bond

 MFS Capital Opportunities

 MFS Emerging Growth

 MFS Growth With Income

 MFS Research

 MFS Total Return

 MFS Utilities


       *  Inception dates for the Divisions are:________________________

TOTAL RETURN CALCULATIONS (WITHOUT SURRENDER CHARGE)

     Each Division may also advertise its non-standardized total return, which will be calculated in the same manner and for the same time periods as the standardized average annual total returns described immediately above, except that the redeemable value will not reflect the deduction of any applicable Surrender Charge that may be imposed at the end of the period, since it is assumed that the Contract will continue through the end of each period, or the deduction of the Annual Contract Fee. If reflected, these charges would reduce the performance results presented.

CUMULATIVE TOTAL RETURN CALCULATIONS

     No standardized formula has been prescribed by the Securities and Exchange Commission for calculating cumulative total return performance. Cumulative total return performance is the compound rate of return on a hypothetical initial investment of $1,000 in each Division's Accumulation Units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment"). Cumulative total return figures (and the related "Growth of a $1,000 Investment" figures) will not include the effect of any premium taxes or any applicable Surrender Charge or the Annual Contract Fee. Cumulative total return quotations will reflect changes in Accumulation Unit value and will be calculated by finding the cumulative rates of return of the hypothetical initial investment over various periods, according to the following formula, and then expressing that as a percentage:

                                   C = (ERV/P) - 1

Where:

     C    =    cumulative total return
     P    =    a hypothetical initial investment of $1,000
     ERV  =    ending redeemable value is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period.

YIELD CALCULATIONS

     The yields for the VIP High Income Division and the VIPII Investment Grade Bond Division will each be computed in accordance with a standard method prescribed by the Securities and Exchange Commission. The yield quotation will be computed by dividing the net investment income per Accumulation Unit earned during the specified one month or 30-day period by the Accumulation Unit values on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                                          a - b
                              YIELD = 2[(------- +1) 6 - 1]
                                           cd

a = net dividends and interest earned during the period by the Fund attributable to the Division

b  = expenses accrued for the period (net of reimbursements)

c = the average daily number of Accumulation Units outstanding during the period

d  = the Accumulation Unit value per unit on the last day of the period

     The yield of each Division will reflect the deduction of all recurring fees and charges applicable to each Division, such as the mortality and expense risk charge, the administrative expense charge, and a pro rata portion of the Annual Contract Fee for the relevant period, but will not reflect the deduction of Surrender Charges or premium taxes.

VIP MONEY MARKET DIVISION YIELD AND EFFECTIVE YIELD CALCULATIONS

     The VIP Money Market Division's yield will be computed in accordance with a standard method prescribed by the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed as follows: the net change in the Accumulation Unit value during the period is divided by the Accumulation Unit value at the beginning of the period to obtain the base period return; the base period return is then multiplied by the fraction 365/7 to obtain the current yield figure, which is carried to the nearest one-hundredth of one percent. Realized capital gains or losses, unrealized appreciation or depreciation or income other than investment income of the Division's Portfolio are not included in the calculation.

     The VIP Money Market Division's effective yield will be determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return + 1) 365/7-1.

     Yield and effective yield will not reflect the deduction of Surrender Charges or premium taxes that may be imposed upon the redemption of Accumulation Units.

PERFORMANCE COMPARISONS

     The performance of each or all of the available Divisions of Separate Account VA-1 may be compared in advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds, with investment objectives similar to each of the Divisions of Separate Account VA-1. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS(R)") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS(R) rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS(R) rank such issuers on the basis of total return, assuming reinvestment of dividends and distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS(R) prepares risk adjusted rankings, which consider the effects of market risk on total return performance.

     In addition, each Division's performance may be compared in advertisements and sales literature to the following benchmarks: (1) the Standard & Poor's 500 Composite Stock Price Index, an unmanaged weighted index of 500 leading domestic companies that represent approximately 80% of the market capitalization of the United States equity market; (2) the Dow Jones Industrial Average, an unmanaged unweighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange that is generally considered to be representative of the United States stock market; (3) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics, a statistical measure of change, over time, in the prices of goods and services in major expenditure groups that is generally considered to be a measure of inflation;
(4) the Lehman Brothers Government and Domestic Income Index, the Salomon Brothers High Grade Domestic Income Index, and the Merrill Lynch Government/Corporate Master Index, unmanaged indices that are generally considered to be representative of the performance of intermediate and long term bonds during various market cycles; and (5) the Morgan Stanley Capital International Europe Australia Far East Index, an unmanaged index that is generally considered to be representative of major non-United States stock markets.

FINANCIAL STATEMENTS

     The financial statements for Separate Account VA-1 and American Franklin appear on the following pages. The financial statements of American Franklin that are included in this Statement of Additional Information should be considered only as bearing on the ability of American Franklin to meet its obligations under the Contracts.

                                     INDEX TO
                              FINANCIAL STATEMENTS


                                                                     Page No.
                                                                     --------
I.  SEPARATE ACCOUNT VA-1 FINANCIAL STATEMENTS

Report of Independent Auditors . . . . . . . . . . . . . . . . . .    F-2


Audited financial statements:

     Statement of Net Assets, December 31, 1998. . . . . . . . . .    F-3 - F-5

     Statement of Operations for the year ended December 31, 1998.    F-6 - F-8

     Statement of Changes in Net Assets for the year
     ended December 31, 1998 and for the period from
     February 28, 1997 (date of inception) to December 31, 1997. .   F-9 - F-11

     Notes to Financial Statements . . . . . . . . . . . . . . . .   F-12 - F-16

II.  AMERICAN FRANKLIN FINANCIAL STATEMENTS

Report of Independent Auditors . . . . . . . . . . . . . . . . . .   F-17

Audited Financial Statements:
Statement of Operations for the years ended
December 31, 1998, 1997 and 1996 . . . . . . . . . . . . . . . . .   F-18

Balance Sheet, December 31, 1998 and 1997. . . . . . . . . . . . .   F-19 - F-20

Statement of Shareholder's Equity for the years
ended December 31, 1998, 1997 and  1996. . . . . . . . . . . . . .   F-21

Statement of Cash Flows for the years ended
December 31, 1998, 1997 and 1996 . . . . . . . . . . . . . . . . .   F-22

Notes to Financial Statements. . . . . . . . . . . . . . . . . . .   F-23 - F-39


                             [To be filed by amendment]

                                       PART C

                                 OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  FINANCIAL STATEMENTS

     PART A:   TO BE FILED BY AMENDMENT.


     PART B:   TO BE FILED BY AMENDMENT.

     (1)  FINANCIAL STATEMENTS OF SEPARATE ACCOUNT VA-1:

               Report of Independent Auditors

               Audited Financial Statements:

                    Statement of Net Assets, December 31, 1998


                    Statement of Operations for the year ended December 31, 1998


                    Statement of Changes in Net Assets for the year ended December 31, 1998 and for the period from February 28, 1997 (date of inception) to December 31, 1997

                    Notes to Financial Statements

     (2)  Financial Statements of The American Franklin Life Insurance Company:

               Report of Independent Auditors

               Audited Financial Statements:

                    Statement of Operations for the years ended December 31, 1998, 1997 and 1996


                    Balance Sheet, December 31, 1998 and 1997


                    Statement of Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996


                    Statement of Cash Flows for the years ended December 31, 1998, 1997 and 1996

                    NOTES TO FINANCIAL STATEMENTS

     PART C:   NONE

(b)  EXHIBITS

     1         Certified resolutions regarding organization of Separate Account VA-1 of The American Franklin Life Insurance Company (the "Separate Account").*

     2         Not applicable.  The American Franklin Life Insurance Company
               ("American Franklin") maintains custody of all assets.

     3(a)      Sales Agreement between Franklin Financial Services Corporation
               ("Franklin Financial") and the Separate Account, dated as of July 30,
               1996.*

     3(b)      Specimen Registered Representative Agreement between Franklin
               Financial and registered representatives of Franklin Financial distributing the Contracts.*

     3(c)      Schedule of Sales Commissions.*

     3(d)      Agreement between American Franklin and Franklin Financial, dated
               July 30, regarding supervision of agents.*

     4(a)(1)   Specimen form of Combination Fixed and Variable Annuity Contract
               (Form No. T1575).**

     4(a)(2)   Specimen form of Combination Fixed and Variable Annuity Contract
               (Form No. T1575Z) ("unisex" version).**

     4(b)(1)   Specimen form of Terminal Illness Waiver of Surrender Charges
               Rider.**

     4(b)(2)   Specimen form of Long Term Care Waiver of Surrender Charges
               Rider.**

     4(c)      Specimen form of Qualified Contract Endorsement.*

     4(d)      Specimen form of Individual Retirement Annuity Endorsement.**

     4(e)      Specimen form of Section 457 Contract Endorsement.*

     4(f)      Specimen form of Section 403(b) Annuity Contract Endorsement.**

     4(g)      Specimen form of Death Benefit Endorsement.

     5(a)      Specimen form of Application for Contract Form Nos. T1575 and
               T1575Z.**

     6(a)      Certificate of Incorporation of American Franklin is hereby incorporated herein by reference to Exhibit 1-A (6)(a) to Post-Effective
               Amendment No. 2 to the Registration Statement on Form S-6
               (Reg. No. 33-77470) of Separate Account VUL-2 of The American Franklin
               Life Insurance Company, filed April 30, 1996.

     6(b)      By-Laws of American Franklin are hereby incorporated herein by reference to Exhibit 1-A (6)(b) to Post-Effective Amendment No. 3 to the
               Registration Statement on Form S-6 (Reg. No. 33-77470) of Separate Account
               VUL-2 of The American Franklin Life Insurance Company, filed February 28,
               1997.

     7         Not applicable.

     8(a)(1)   Participation Agreement among American Franklin, Variable
               Insurance Products Fund ("VIP") and Fidelity Distributors Corporation
               ("FDC"), dated July 18, 1991.***

     8(a)(2) Amendment No. 1 dated November 1, 1991 to Participation Agreement among American Franklin, VIP and FDC.*

     8(a)(3) Amendment No. 2 dated January 18, 1995 to Participation Agreement among American Franklin, VIP and FDC.*

     8(a)(4) Amendment No. 3 dated July 1, 1996 to Participation Agreement among American Franklin, VIP and FDC.*

     8(a)(5)   Form of Amendment No. 4 dated November, 1996 to Participation
               Agreement among American Franklin, VIP and FDC.**

     8(b)(1)   Participation Agreement among American Franklin, Variable
               Insurance Products Fund II ("VIP II") and FDC, dated July 18,
               1991.***

     8(b)(2) Amendment No. 1 dated November 1, 1991 to Participation Agreement among American Franklin, VIP II and FDC.*

     8(b)(3) Amendment No. 2 dated January 18, 1995 to Participation Agreement among American Franklin, VIP II and FDC.*

     8(b)(4) Amendment No. 3 dated July 1, 1996 to Participation Agreement among American Franklin, VIP II and FDC.*

     8(b)(5)   Form of Amendment No. 4 dated November, 1996 to Participation
               Agreement among American Franklin, VIP II and FDC.**

     8(c)      Sub-License Agreement between FDC and American Franklin, dated
               July 18, 1991.***

     8(d)(1)   Participation Agreement among MFS Variable Insurance Trust,
               American Franklin and Massachusetts Financial Services Company ("MFS"),
               dated July 30, 1996.*

     8(d)(2)   Indemnification Agreement between American Franklin and MFS dated
               July 30, 1996.*

     8(d)(3)   Form of Amendment No. 1 dated November, 1996 to Participation
               Agreement among MFS Variable Insurance Trust, American Franklin and
               MFS.**

--------------

* Incorporated herein by reference to similarly designated exhibit to Form N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed November 26, 1996 (Reg. No. 333-10489).

     8(d)(4)   Form of Amendment No. 2 dated November, 1997 to Participation
               Agreement among MFS Variable Insurance Trust, American Franklin and
               MFS.****

     9         Opinion and consent of Elizabeth E. Arthur, Esq., Assistant Secretary of American Franklin.*

     10(a)     Consent of Ernst & Young LLP.***

     10(b)     Consent of Sutherland Asbill & Brennan LLP.***

     11        Not applicable.

     12        Not applicable.

     13        Not applicable.

     14        Not applicable.

     15        Power of Attorney with respect to the Registration Statement.

     27        Not applicable.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.


                    (1)                                                                  (2)
     Name and Principal Business Address                                 Positions and Offices with Depositor
     -----------------------------------                                 ------------------------------------
          Robert M. Beuerlein                               Director, Senior Vice President-Actuarial/Financial and Treasurer

          Pauletta P. Cohn**                                Secretary

          Brady W. Creel                                    Director, Senior Vice President and Chief Marketing Officer

          Barbara Fossum                                    Senior Vice President

          Ross D. Friend**                                  Senior Vice President and Chief Compliance Officer

          Rodney O. Martin, Jr.**                           Director and Senior Chairman

          Jon P. Newton*                                    Director and Vice Chairman

--------------
  **Incorporated herein by reference similarly designated exhibit to Form N-4 of separate Account VA-1 of The American Franklin Life Insurance Company, filed November 26, 1996 (Reg. No. 333-10489).
 ***To be filed by amendment.
****Incorporated herein by reference to similarly designated exhibit to Form N-4 of Separate Account VA-1 of The American Franklin Life Insurance Company, filed April 30, 1998 (Reg. No. 333-10489).


          Michael M. Nicholson                              Director and President

          Gary D. Reddick**                                 Vice Chairman and Director

          Richard W. Scott*                                 Vice President and Chief Investment Officer

          William A. Simpson                                Director and Chief Executive Officer

          T. Clayton Spires                                 Director, Corporate Tax

          Christian D. Weiss                                Director-Controller

          Diane S. Workman                                  Vice President-Administration


     THE PRINCIPAL BUSINESS ADDRESS OF EACH INDIVIDUAL WITH AN ASTERISK
NEXT TO HIS NAME IS 2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019. THE PRINCIPAL BUSINESS ADDRESS OF EACH INDIVIDUAL WITH TWO ASTERISKS NEXT TO HIS NAME IS 2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019. THE PRINCIPAL BUSINESS ADDRESS OF EACH OTHER INDIVIDUAL IS IN CARE OF THE FRANKLIN LIFE INSURANCE COMPANY, #1 FRANKLIN SQUARE, SPRINGFIELD, ILLINOIS 62713.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     There is no person controlled by or under common control with Registrant.

     American Franklin is an indirect wholly-owned subsidiary of American General Corporation ("American General").

                    SUBSIDIARIES OF AMERICAN GENERAL CORPORATION

The following is a list of American General Corporation's subsidiaries1,2,3,4 as of December 31, 1998. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).


                                                                 Jurisdiction of
                                                                 ---------------
 Name                                                            Incorporation           Insurer
 ----                                                            -------------           -------
 AGC Life Insurance Company(5)                                   Missouri                Yes

   American General Life and Accident Insurance Company(6)       Tennessee               Yes

     American General Exchange, Inc.                             Tennessee               No

     Independent Fire Insurance Company                          Florida                 Yes

       American General Property Insurance Company of Florida    Florida                 Yes

       Old Faithful General Agency, Inc.                         Texas                   No

     Independent Life Insurance Company                          Georgia                 Yes

American General Life Insurance Company(7)                       Texas                   Yes

       American General Annuity Service Corporation                Texas                    Yes

       American General Life Insurance Company of New York         New York                 Yes

         The Winchester Agency Ltd.                                New York                 No

       The Variable Annuity Life Insurance Company                 Texas                    Yes

         The Variable Annuity Marketing Company                    Texas                    No

         VALIC Investment Services Company                         Texas                    No

         VALIC Retirement Services Company                         Texas                    No

         VALIC Trust Company                                       Texas                    No

     Astro Acquisition Corp.                                       Delaware                 No

     The Franklin Life Insurance Company                           Illinois                 Yes

       The American Franklin Life Insurance Company                Illinois                 Yes

       Franklin Financial Services Corporation                     Delaware                 No

     HBC Development Corporation                                   Virginia                 No

 Allen Property Company                                            Delaware                 No

     Florida Westchase Corporation                                 Delaware                 No

     Hunter's Creek Communications Corporation                     Florida                  No

     Westchase Development Corporation                             Delaware                 No

American General Capital Services, Inc.                            Delaware                 No

American General Corporation*                                      Delaware                 No

American General Delaware Management Corporation(1)                Delaware                 No

American General Finance, Inc.                                     Indiana                  No

     AGF Investment Corp.                                          Indiana                  No

     American General Auto Finance, Inc.                           Delaware                 No


                                                                 Jurisdiction of
                                                                 ---------------
 Name                                                            Incorporation           Insurer
 ----                                                            -------------           -------
   American General Finance Corporation(8)                          Indiana                  No

     American General Finance Group, Inc.                           Delaware                 No

       American General Financial Services, Inc.(9)                 Delaware                 No

         The National Life and Accident Insurance Company           Texas                    Yes

     Merit Life Insurance Co.                                       Indiana                  Yes

     Yosemite Insurance Company                                     California               Yes

   American General Finance, Inc.                                   Alabama                  No

   American General Financial Center                                Utah                     No

   American General Financial Center, Inc.*                         Indiana                  No

   American General Financial Center, Incorporated*                 Indiana                  No

   American General Financial Center Thrift Company*                California               No

   Thrift, Incorporated*                                            Indiana                  No

 American General Independent Producer Division Co.                 Delaware                 No

 American General Investment Advisory Services, Inc.*               Texas                    No

 American General Investment Holding Corporation(10)                Delaware                 No

 American General Investment Management Corporation(10)             Delaware                 No

 American General Realty Advisors, Inc.                             Delaware                 No

 American General Realty Investment Corporation                     Texas                    No

   American General Mortgage Company                                Delaware                 No

   GDI Holding, Inc.*(11)                                           California               No

   Ontario Vineyard Corporation                                     Delaware                 No

   Pebble Creek Country Club Corporation                            Florida                  No

   Pebble Creek Service Corporation                                 Florida                  No

   SR/HP/CM Corporation                                             Texas                    No

 American General Property Insurance Company                        Tennessee                Yes

 Bayou Property Company                                             Delaware                 No

   AGLL Corporation(12)                                             Delaware                 No

   American General Land Holding Company                            Delaware                 No


                                                                 Jurisdiction of
                                                                 ---------------
 Name                                                            Incorporation           Insurer
 ----                                                            -------------           -------
     AG Land Associates, LLC(12)                                    California              No

     Hunter's Creek Realty, Inc.*                                   Florida                 No

     Summit Realty Company, Inc.                                    So. Carolina            No

 Florida GL Corporation                                             Delaware                No

 GPC Property Company                                               Delaware                No

   Cinco Ranch East Development, Inc.                               Delaware                No

   Cinco Ranch West Development, Inc.                               Delaware                No

   Hickory Downs Development, Inc.                                  Delaware                No

   Lake Houston Development, Inc.                                   Delaware                No

   South Padre Development, Inc.                                    Delaware                No

 Green Hills Corporation                                            Delaware                No

 Knickerbocker Corporation                                          Texas                   No

   American Athletic Club, Inc.                                     Texas                   No

 Pavilions Corporation                                              Delaware                No

 USLIFE Corporation                                                 New York                No

   All American Life Insurance Company                              Illinois                Yes

     1149 Investment Corp.                                          Delaware                No

   American General Life Insurance Company of Pennsylvania          Pennsylvania            Yes

   New D Corporation*                                               Iowa                    No

   The Old Line Life Insurance Company of America                   Wisconsin               Yes

   The United States Life Insurance Company in the
   City of New York                                                 New York                Yes

   USLIFE Advisers, Inc.                                            New York                No

   USLIFE Agency Services, Inc.                                     Illinois                No

   USLIFE Credit Life Insurance Company                             Illinois                Yes

     USLIFE Credit Life Insurance Company of Arizona                Arizona                 Yes

     USLIFE Indemnity Company                                       Nebraska                Yes

   USLIFE Financial Corporation of Delaware*                        Delaware                No

     Midwest Holding Corporation                                    Delaware                No


                                                                 Jurisdiction of
                                                                 ---------------
 Name                                                            Incorporation           Insurer
 ----                                                            -------------           -------
       I.C. Cal*                                                    Nebraska                No

       Midwest Property Management Co.                              Nebraska                No

     USLIFE Financial Institution Marketing Group, Inc.             California              No

     USLIFE Insurance Services Corporation                          Texas                   No

     USLIFE Realty Corporation                                      Texas                   No

       405 Leasehold Operating Corporation                          New York                No

       405 Properties Corporation*                                  New York                No

       USLIFE Real Estate Services Corporation                      Texas                   No

       USLIFE Realty Corporation of Florida                         Florida                 No

     USLIFE Systems Corporation                                     Delaware                No

American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                 NOTES

(1) The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C.
     American General Delaware, L.L.C.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees: Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees:
Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the parenthetically indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%).

     Through its aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) On December 23, 1994, AGCL purchased approximately 40% of the shares of common stock of Western National Corporation ("WNC"), Western National Life Insurance Company's ("WNL") indirect intermediate parent. Therefore, WNL became approximately 40% indirectly controlled by AGC. On September 30, 1996, AGC purchased 7,254,464 shares of WNC's Series A Participating Convertible Preferred Stock (the "Convertible Preferred Stock"). On November 30, 1996, AGC contributed the Convertible Preferred Stock to AGCL. On May 14, 1997, WNC's shareholders approved the conversion of 7,254,464 shares of WNC's Series A Participating Convertible Preferred Stock held by AGCL into an equal number of WNC common stock. Thus, at present, the percentage of WNC common stock owned directly by AGCL (and indirectly by AGC) is 46.2%. WNC, a Delaware corporation, owns the following companies:

               WNL Holding Corporation
                    Western National Life Insurance Company (TX)
                    Independent Advantage Financial & Insurance Services, Inc. WNL Investment Advisory Services, Inc.
                    Conseco Annuity Guarantee Corp.
                    WNL Brokerage Services, Inc.
                    WNL Insurance Services, Inc.

     However, AGCL (1) holds the direct interest in WNC (and the indirect interests in WNC's subsidiaries) for investment purposes; (2) does not direct the operations of WNC or WNL; (3) has no representatives on the Board of Directors of WNC; and (4) is restricted, pursuant to a Shareholder's Agreement between WNC and AGCL, in its right to vote its shares against the slate of directors proposed by WNC's Board of Directors. Accordingly, although WNC and its subsidiaries technically are members of the American General insurance holding company system under insurance holding company laws, AGCL does not direct the operations of WNC or its subsidiaries.

(6) AGLA owns approximately 11% of Whirlpool Financial Corp. ("Whirlpool") on a fully diluted basis. The total investment of AGLA in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool, but approximately 11% of the Whirlpool stock which has voting rights. The interests in Whirlpool (which is a corporations that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

               American General Insurance Agency, Inc. (Missouri)
               American General Insurance Agency of Hawaii, Inc. (Hawaii) American General Insurance Agency of Massachusetts, Inc.
                (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:
               American General Insurance Agency of Ohio, Inc. (Ohio)
               American General Insurance Agency of Texas, Inc. (Texas)
               American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     AGSI and the foregoing agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) American General Finance Corporation is the parent of an additional 48 wholly owned subsidiaries incorporated in 30 states and Puerto Rico for the purpose of conducting its consumer finance operations, INCLUDING those noted in footnote 7 below.

(9) American General Financial Services, Inc. is the parent of an additional 7 wholly owned subsidiaries incorporated in 4 states and Puerto Rico for the purpose of conducting its consumer finance operations.

(10) American General Investment Management, L.P. is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

(11) AGRI owns only a 75% interest in GDI Holding, Inc.

(12) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.



ITEM 27.  NUMBER OF CONTRACT OWNERS

     [To be updated] As of _______________, 1999, there were ________ owners of Contracts of the class covered by this registration statement (_____ Qualified Contracts and _____ Non-Qualified Contracts).

ITEM 28.  INDEMNIFICATION

AMERICAN FRANKLIN'S BY-LAWS PROVIDE, IN ARTICLE X, AS FOLLOWS:

          "SECTION 1. THE COMPANY SHALL INDEMNIFY AND HOLD HARMLESS EACH PERSON WHO SHALL SERVE AT ANY TIME HEREAFTER AS A DIRECTOR, OFFICER OR EMPLOYEE OF THE COMPANY, OR WHO SHALL SERVE ANY OTHER COMPANY OR ORGANIZATION IN ANY CAPACITY AT THE REQUEST OF THE COMPANY, FROM AND AGAINST ANY AND ALL CLAIMS AND LIABILITIES TO WHICH SUCH PERSON SHALL BECOME SUBJECT BY REASON OF HAVING HERETOFORE OR HEREAFTER BEEN A DIRECTOR, OFFICER, OR EMPLOYEE OF THE COMPANY, OR BY REASON OF ANY ACTION ALLEGED TO HAVE BEEN HERETOFORE OR HEREAFTER TAKEN OR OMITTED BY SUCH PERSON AS A DIRECTOR, OFFICER OR EMPLOYEE, AND SHALL REIMBURSE EACH SUCH PERSON FOR ALL LEGAL AND OTHER EXPENSES REASONABLY INCURRED IN CONNECTION WITH ANY SUCH CLAIM OR LIABILITY; PROVIDED, HOWEVER, THAT NO SUCH PERSON SHALL BE INDEMNIFIED AGAINST, OR BE REIMBURSED, FOR, ANY EXPENSE INCURRED IN CONNECTION WITH ANY CLAIM OR LIABILITY ARISING OUT OF SUCH PERSON'S OWN WILFUL MISCONDUCT."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Franklin Financial Services Corporation, also acts as principal underwriter for Franklin Life Variable Annuity Fund A, Franklin Life Variable Annuity Fund B, Franklin Life Money Market Variable Annuity Fund C, which offer interests in variable annuities, and Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies.

(b)  The directors and principal officers of the principal underwriter are:

                      (1)                        (2)
                                        Positions and Offices
                      Name                 with Underwriter
                      ----              ---------------------
              Tony M. Carter            Vice President

              Ross D. Friend            Senior Vice President and Chief
                                          Compliance Officer

              John A. Kalbaugh          Vice President -- Marketing

              Kathy Keith               Treasurer and Associate Director

              E. Paul Kovach, Jr.       Chairman of the Board

              Karen Kunz                Chief Financial Officer and Director of
                                          Compliance and Administration

              Gary D. Osmonson          Director and President

              Robert M. Roth            Vice President -- Administration and
                                          Compliance and Secretary

              William A. Simpson        Director

              Dan E. Trudan             Vice President and Assistant Secretary

The principal business address of each individual except Tony M. Carter is c/o Franklin Financial Services Corporation, #1 Franklin Square, Springfield, Illinois 62713. The principal business address of Tony M. Carter is
2900 Greenbrier Drive, Springfield, Illinois 62704.

(c)  Not Applicable.

ITEM 30.  LOCATION OF RECORDS

     All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The American Franklin Life Insurance Company at its principal executive office located at #1 Franklin Square, Springfield, Illinois 62713 or at American Franklin's Administrative Office located at 2727-A Allen Parkway 3-50, Houston, Texas 77019-2191.

ITEM 31.  MANAGEMENT SERVICES

     All management services agreements relating to Separate Account VA-1 and the Contracts are described in the Prospectus or Statement of Additional Information forming a part of this Registration Statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

     The Registrant undertakes:

     (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a Contract offered by the Prospectus constituting part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request;

     (d) that the Registrant is relying upon the "no-action" letter of the Securities and Exchange Commission dated November 28, 1988 in response to the American Council of Life Insurance with respect to restrictions on withdrawal of amounts from Contracts used in connection with annuity purchase plans meeting the requirements of Internal Revenue Code Section 403(b), which amounts are attributable to contributions made on or after January 1, 1989 pursuant to a salary reduction agreement or to income earned on or after January 1, 1989 with respect to contributions made pursuant to a salary reduction agreement and that the Registrant will comply with the requirement of numbered paragraphs (1) through (4) of such "no-action" letter;

     (e) that the Registrant is relying upon Rule 6c-7 under the 1940 Act with respect to the offer and sale of Contracts to participants in the Texas Optional Retirement Program and that the Registrant will comply with the provisions of paragraphs (a) - (d) of Rule 6c - 7.

     (f) The American Franklin Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The American Franklin Life Insurance Company in connection with the Contracts.

                                    SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account VA-1 of The American Franklin Life Insurance Company, has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois on this 26th day of February, 1999.


                         SEPARATE ACCOUNT VA-1 OF THE AMERICAN
                         FRANKLIN LIFE INSURANCE COMPANY

                         By:  THE AMERICAN FRANKLIN LIFE
                              INSURANCE COMPANY, Depositor


[SEAL]                   By: /s/ William A. Simpson
                            ________________________________________
                              William A. Simpson
                              Chairman of the Board and
                              Chief Executive Officer

Attest:
/s/ Elizabeth E. Arthur
____________________________
Elizabeth E. Arthur
Assistant Secretary

                          THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY


[SEAL]                   By:  /s/ William A. Simpson
                             ________________________________________
                              William A. Simpson
                              Chairman of the Board and
                              Chief Executive Officer

Attest:
/s/ Elizabeth E. Arthur
_____________________________
Elizabeth E. Arthur
Assistant Secretary

                                     SIGNATURES

    As required by the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



Signature                     Title                         Date
---------                     -----                         ----

/s/ Robert M. Beuerlein*
_________________________     Director                      February 26, 1999
Robert M. Beuerlein

/s/ Brady W. Creel*
_________________________     Director                      February 26, 1999
Brady W. Creel

_________________________     Director                      February __, 1999
Rodney O. Martin, Jr.

_________________________     Director                      February __, 1999
Jon P. Newton

/s/ Michael W. Nicholson*
_________________________     Director                      February 26, 1999
Michael M. Nicholson

/s/ Philip K. Polkinghorn*
_________________________     Executive Vice President      February 26, 1999
Philip K. Polkinghorn         and Chief Financial Officer

_________________________     Director                      February __, 1999
Gary D. Reddick

/s/ William A. Simpson*
_________________________     Chairman of the Board         February 26, 1999
William A. Simpson            and Chief Executive
                              Officer


/s/ Elizabeth E. Arthur
_________________________________________
*By Elizabeth E. Arthur, Attorney-in-Fact

                           EXHIBIT INDEX

4(g)  Specimen form of Death Benefit Endorsement.

15    Power of Attorney with respect to the Registration Statement.